UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: April 30,
Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Number
of Shares		Value

CLOSED-END FUNDS: 99.8%
6,302	Alliance Bernstein National Municipal Income Fund, Inc.	$100,454
3,745	BlackRock Investment Quality Municipal Trust, Inc.	63,178
3,007	BlackRock Long-Term Municipal Advantage Trust	39,692
10,270	BlackRock Muni Intermediate Duration Fund, Inc.	176,439
10,988	BlackRock MuniAssets Fund, Inc.	151,854
3,020	BlackRock Municipal 2018 Term Trust	51,068
5,652	BlackRock Municipal 2020 Term Trust	93,880
2,288	BlackRock Municipal Bond Trust	40,749
7,212	BlackRock Municipal Income Quality Trust	117,484
9,613	BlackRock Municipal Income Trust	154,385
5,160	BlackRock Municipal Income Trust II	86,740
9,085	BlackRock MuniEnhanced Fund, Inc.	114,471
3,077	BlackRock MuniHoldings Fund II, Inc.	54,094
3,129	BlackRock MuniHoldings Fund, Inc.	58,512
11,286	BlackRock MuniHoldings Investment Quality Fund	182,043
6,821	BlackRock MuniHoldings Quality Fund II, Inc.	106,067
3,532	BlackRock MuniHoldings Quality Fund, Inc.	54,252
3,940	BlackRock MuniVest Fund II, Inc.	69,344
13,717	BlackRock MuniVest Fund, Inc.	153,630
9,961	BlackRock MuniYield Fund, Inc.	166,747
2,968	BlackRock MuniYield Investment Fund	49,031
6,164	BlackRock MuniYield Quality Fund II, Inc.	91,042
18,725	BlackRock MuniYield Quality Fund III, Inc.	296,042
8,281	BlackRock MuniYield Quality Fund, Inc.	143,924
4,459	Dreyfus Municipal Income, Inc.	48,068
10,698	Dreyfus Strategic Municipal Bond Fund, Inc.	100,668
13,493	Dreyfus Strategic Municipals, Inc.	132,096
8,530	DWS Municipal Income Trust	130,680
20,962	Eaton Vance Municipal Bond Fund	294,307
3,482	Eaton Vance Municipal Income Trust	49,166
6,009	Invesco Municipal Income Opportunities Trust	45,007
4,983	Invesco Municipal Income Opportunities Trust II	40,462
4,610	Invesco Municipal Premium Income Trust	43,334
6,412	Invesco Quality Municipal Income Trust	94,513
4,263	Invesco Quality Municipal Investment Trust	63,732
4,171	Invesco Quality Municipal Securities	66,361
5,564	Invesco Value Municipal Income Trust	93,753
5,354	Invesco Value Municipal Trust	83,683
9,820	Invesco Van Kampen Advantage Municipal Income Trust II	136,007
6,463	Invesco Van Kampen Municipal Opportunity Trust	99,530
8,518	Invesco Van Kampen Municipal Trust	130,751
3,370	Invesco Van Kampen Select Sector Municipal Trust	45,798
12,026	Invesco Van Kampen Trust for Investment Grade Municipals	188,928
5,945	MFS High Income Municipal Trust	34,124
7,849	MFS Municipal Income Trust	60,908
4,016	Neuberger Berman Intermediate Municipal Fund, Inc.	66,947
6,794	Nuveen AMT-Free Municipal Income Fund	105,307
12,215	Nuveen Dividend Advantage Municipal Fund	192,264
9,198	Nuveen Dividend Advantage Municipal Fund 2	148,272
9,338	Nuveen Dividend Advantage Municipal Income Fund	146,420
29,928	Nuveen Insured Municipal Opportunity Fund, Inc.	461,191
11,742	Nuveen Insured Quality Municipal Fund, Inc.	179,418
9,956	Nuveen Investment Quality Municipal Fund, Inc.	169,949
12,360	Nuveen Municipal Advantage Fund	190,344
6,302	Nuveen Municipal High Income Opportunity Fund	88,480
4,942	Nuveen Municipal High Income Opportunity Fund 2	64,938
14,220	Nuveen Municipal Market Opportunity Fund, Inc.	209,034
54,649	Nuveen Municipal Value Fund	568,350
3,547	Nuveen Municipal Value Fund 2	63,811
18,310	Nuveen Performance Plus Municipal Fund	301,932
5,306	Nuveen Premier Insured Municipal Income Fund, Inc.	85,427
6,087	Nuveen Premier Municipal Income Fund, Inc.	92,583
21,544	Nuveen Premium Income Municipal Fund 2, Inc.	339,533
13,238	Nuveen Premium Income Municipal Fund 4, Inc.	191,422
19,389	Nuveen Premium Income Municipal Fund, Inc.	293,356
11,399	Nuveen Premium Income Municipal Opportunity Fund 2	166,995
15,166	Nuveen Quality Income Municipal Fund, Inc.	242,049
7,766	Nuveen Select Quality Municipal Fund	125,809
3,660	Nuveen Select Tax Free	56,364
4,891	Nuveen Select Tax Free 2	71,360
3,566	Nuveen Select Tax Free 3	54,952
3,814	PIMCO Municipal Income Fund	61,100
11,353	PIMCO Municipal Income Fund II	150,427
4,894	PIMCO Municipal Income Fund III	62,594
3,609	Pioneer Municipal High Income Advantage Trust	55,543
3,668	Pioneer Municipal High Income Trust	56,597
15,801	Putnam Managed Municipal Income Trust	130,990
11,936	Putnam Municipal Opportunities Trust	158,271
9,405	Western Asset Managed Municipals Fund, Inc.	142,298
2,605	Western Asset Municipal Defined Opportunity Trust, Inc.	62,468
4,898	Western Asset Municipal High Income Fund, Inc.	41,633

Total Closed-End Funds (Cost: $9,465,516)		10,195,426

MONEY MARKET FUND: 0.3% (Cost: $27,358)
27,358	Dreyfus Government Cash Management Fund	27,358

Total Investments: 100.1% (Cost: $9,492,874)		10,222,784
Liabilities in excess of other assets: (0.1)%		(6,254)

NET ASSETS: 100.0%		$10,216,530

Summary of Investments by Sector (unaudited)	% of Investments	Value

Financial	99.7%	$10,195,426
Money Market Fund	0.3	27,358

	100.0%	$10,222,784

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Closed-End Funds	$10,195,426	$—	$—	$10,195,426
Money Market Fund	27,358	—	—	27,358

Total	$10,222,784	$—	$—	$10,222,784

See Notes to Schedule of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal
Amount		Value

CORPORATE BONDS: 97.0%
Argentina: 2.2%
$125,000	City of Buenos Aires, Argentina 12.50%, 04/06/15 Reg S	$118,325
275,000	Provincia de Buenos Aires, Argentina 11.75%, 10/05/15 Reg S	206,250

		324,575

Austria: 1.2%
200,000	OGX Austria GmbH 8.50%, 06/01/15 (c) 144A	177,250

Barbados: 0.9%
125,000	Columbus International, Inc. 11.50%, 11/20/14 (c) Reg S	136,562

Bermuda: 4.4%
100,000	Alliance Oil Co. Ltd. 9.88%, 03/11/15 Reg S	106,000
150,000	China Oriental Group Co. Ltd. 8.00%, 08/18/15 144A	137,250
	Digicel Group Ltd.
100,000	8.88%, 09/27/12 (c) 144A	102,250
150,000	9.13%, 09/26/12 (c) Reg S	153,375
150,000	10.50%, 04/15/14 (c) Reg S	161,625

		660,500

Brazil: 1.5%
200,000	Banco do Brasil S.A. 9.25%, 04/15/23 (c) Reg S	226,500

British Virgin Islands: 3.5%
250,000	CITIC Resources Finance 2007 Ltd. 6.75%, 05/15/14 (c) Reg S	265,625
100,000	RKI Finance 2010 Ltd. 9.50%, 09/21/13 (c)	98,775
150,000	Star Energy Geothermal Wayang Windu Ltd. 11.50%, 02/12/13 (c) Reg S	163,500

		527,900

Canada: 1.3%
175,000	Novelis, Inc. 8.75%, 12/15/15 (c)	195,125

Cayman Islands: 12.7%
275,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	277,750
100,000	China Shanshui Cement Group Ltd. 10.50%, 04/27/15 (c) Reg S	103,380
300,000	Country Garden Holdings Co. Ltd. 11.13%, 02/23/15 (c) Reg S	317,250
225,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 (c) Reg S	223,425
	Fibria Overseas Finance Ltd.
150,000	6.75%, 03/03/16 (c) Reg S	158,250
100,000	7.50%, 05/04/15 (c) 144A	109,500
100,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	107,250
125,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) 144A	125,775
200,000	Longfor Properties Co. Ltd. 9.50%, 04/07/14 (c) Reg S	212,000
100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) 144A	77,000
100,000	Minerva Overseas II Ltd. 10.88%, 11/15/15 (c) Reg S	103,500
100,000	Shimao Property Holdings Ltd. 9.65%, 08/03/14 (c)	98,884

		1,913,964

Chile: 1.7%
100,000	Automotores Gildemeister S.A. 8.25%, 05/24/16 (c) 144A	106,000
144,828	Inversiones Alsacia S.A. 8.00%, 02/18/15 (c) Reg S	144,449

		250,449

China / Hong Kong: 2.7%
200,000	China Resources Power East Foundation Co. Ltd. 7.25%, 05/09/16 (c)	200,438
200,000	Citic Pacific Ltd. 6.88%, 01/21/18 Reg S	205,188

		405,626

Colombia: 2.6%
125,000	Bancolombia S.A. 6.13%, 07/26/20	135,000
250,000	Transportadora de Gas Internacional S.A. ESP 5.70%, 03/20/17 (c) Reg S	262,500

		397,500

India: 0.6%
100,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	94,250

Indonesia: 3.4%
125,000	Adaro Indonesia PT 7.63%, 10/22/14 (c) 144A	134,850
350,000	Perusahaan Listrik Negara PT 5.50%, 11/22/21 Reg S	379,750

		514,600

Ireland: 5.6%
200,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc 7.88%, 09/25/17 Reg S	214,000
100,000	Bank of Moscow via BOM Capital PL 6.70%, 03/11/15 Reg S	104,875
100,000	Gazprombank OJSC Via GPB Eurobond Finance Plc 6.25%, 12/15/14 Reg S	104,658
100,000	Gazprombank OJSC via GPB Eurobond Finance Plc Ireland 6.50%, 09/23/15	106,047
200,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd. 7.75%, 04/27/17 144A	199,800
100,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.13%, 04/30/18 Reg S	109,750

		839,130

Israel: 2.1%
300,000	Israel Electric Corp. Ltd. 7.25%, 01/15/19 (c) Reg S	317,274

Kazakhstan: 2.9%
100,000	ATF Bank JSC 9.00%, 05/11/16 Reg S	97,125
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	101,000
100,000	9.25%, 10/16/13 Reg S	105,750
150,000	Kazkommertsbank JSC 7.50%, 11/29/16 Reg S	132,000

		435,875

Luxembourg: 6.2%
200,000	ALROSA Finance S.A. 7.75%, 11/03/20 Reg S	217,032
200,000	Evraz Group S.A. 7.40%, 04/24/17 (c) Reg S	200,180
125,000	MHP S.A. 10.25%, 04/29/15 (c) 144A	124,219
100,000	Severstal OAO Via Steel Capital S.A. 6.70%, 10/25/17 Reg S	102,733
200,000	TMK OAO Via TMK Capital S.A. 7.75%, 01/27/18 Reg S	196,000
100,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.19%, 10/13/15 Reg S	101,375

		941,539

Mexico: 4.1%
100,000	Axtel S.A.B. de C.V. 9.00%, 09/22/14 (c) Reg S	58,000
200,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) 144A	187,000
125,000	Desarrolladora Homex S.A.B. de C.V. 9.75%, 03/25/16 (c) 144A	130,625
100,000	Empresas ICA S.A.B. de C.V. 8.90%, 02/04/16 (c) Reg S	100,500
150,000	Grupo Elektra S.A. de C.V. 7.25%, 08/06/15 (c) Reg S	147,330

		623,455

Mongolia: 0.6%
100,000	Development Bank of Mongolia, LLC 5.75%, 03/21/17 Reg S	97,414

Netherlands: 7.9%
100,000	DTEK Finance B.V. 9.50%, 04/28/15 Reg S	98,150
125,000	GT 2005 Bonds B.V. 6.00%, 09/27/12 (c)	122,500
200,000	GTB Finance B.V. 7.50%, 05/19/16 Reg S	209,000
100,000	Indosat Palapa Co. B.V. 7.38%, 07/29/15 (c) 144A	112,750
100,000	Intergas Finance B.V. 6.38%, 05/14/17 Reg S	112,256
100,000	Majapahit Holding B.V. 8.00%, 08/07/19 Reg S	123,750
100,000	Metinvest B.V. 8.75%, 02/14/18 Reg S	93,250
250,000	VimpelCom Holdings B.V. 7.50%, 03/01/22 Reg S	244,375
100,000	WPE International Cooperatief UA 10.38%, 09/30/15 (c) Reg S	82,910

		1,198,941

Panama: 0.7%
100,000	AES El Salvador Trust 6.75%, 02/01/16 Reg S	100,500

Philippines: 2.5%
	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, 11/02/16 Reg S	117,125
100,000	7.25%, 05/27/19 Reg S	129,000
100,000	7.39%, 12/02/24 Reg S	136,500

		382,625

Singapore: 2.9%
100,000	Berau Capital Resources Pte Ltd. 12.50%, 07/08/13 (c) Reg S	112,250
100,000	Bumi Investment Pte Ltd. 10.75%, 10/06/14 (c) 144A	102,750
200,000	STATS ChipPAC Ltd. 7.50%, 08/12/13 (c) Reg S	216,000

		431,000

South Korea: 0.7%
100,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) Reg S	104,000

Spain: 0.9%
150,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) Reg S	139,875

Sweden: 1.4%
200,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	211,500

Turkey: 3.6%
300,000	Akbank TAS 5.13%, 07/22/15 Reg S	310,500
225,000	Yapi ve Kredi Bankasi AS 6.75%, 02/08/17 Reg S	237,656

		548,156

Ukraine: 1.4%
100,000	Financing of Infrastrucural Projects State Enterprise 7.40%, 04/20/18 Reg S	81,820
125,000	National JSC Naftogaz of Ukraine 9.50%, 09/30/14	124,688

		206,508

United Arab Emirates: 2.2%
	Dubai Electricity & Water Authority
200,000	7.38%, 10/21/20 Reg S	226,500
100,000	8.50%, 04/22/15 Reg S	112,750

		339,250

United Kingdom: 3.6%
125,000	Atlantic Finance Ltd. 10.75%, 05/27/14 Reg S	137,656
100,000	Ukreximbank Via Biz Finance PLC 8.38%, 04/27/15 Reg S	93,125
325,000	Vedanta Resources PLC 8.25%, 06/07/21 144A	310,375

		541,156

United States: 1.2%
175,000	Cemex Finance, LLC 9.50%, 12/14/13 (c) 144A	174,562

Venezuela: 7.8%
100,000	CA La Electricidad de Caracas 8.50%, 04/10/18 (c)	70,500
	Petroleos de Venezuela S.A.
300,000	4.90%, 10/28/14	262,890
200,000	5.00%, 10/28/15	161,000
375,000	8.50%, 11/02/17 (c) 144A	315,000
100,000	9.00%, 11/17/21 (c) Reg S	75,000
300,000	12.75%, 02/17/22 (c) 144A	291,000

		1,175,390

Total Corporate Bonds (Cost: $14,544,593)		14,632,951

Number of Shares

MONEY MARKET FUND: 0.8% (Cost: $120,853)
120,853	Dreyfus Government Cash Management Fund	120,853

Total Investments: 97.8% (Cost: $14,665,446)		14,753,804
Other assets less liabilities: 2.2%		336,978

NET ASSETS: 100.0%		$15,090,782

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,917,956, or 19.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	11.7%	$1,728,883
Communications	8.7	1,290,187
Consumer, Cyclical	3.1	452,830
Consumer, Non-cyclical	3.1	452,269
Energy	18.2	2,688,753
Financial	28.0	4,126,451
Government	3.4	503,809
Industrial	9.3	1,366,551
Technology	1.5	216,000
Utilities	12.2	1,807,218
Money Market Fund	0.8	120,853

	100.0%	$14,753,804

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$14,632,951	$—	$14,632,951
Money Market Fund	120,853	—	—	120,853

Total	$120,853	$14,632,951	$—	$14,753,804

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount			Value

FOREIGN DEBT OBLIGATIONS: 96.0%
Brazil: 8.8%
BRL	19,882,000	Banco do Brasil S.A. 9.75%, 07/18/17 † Reg S	$10,853,625
USD	12,328,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	6,504,550
BRL	22,740,000	Banco Safra SA 10.25%, 08/08/16 Reg S	11,665,659
		Brazil Letras do Tesouro Nacional
	1,000,000	5.32%, 04/01/14 ^	428,351
	2,100,000	8.37%, 07/01/14 ^	880,439
	3,100,000	8.77%, 04/01/13 ^	1,442,616
	1,560,000	8.80%, 01/01/14 ^	682,572
	10,496,000	9.20%, 01/01/13 ^	4,966,407
	15,800,000	9.30%, 01/01/16 ^	5,755,369
	11,600,000	10.23%, 01/01/15 ^	4,643,342
		Brazil Notas do Tesouro Nacional, Series F
	14,840,000	10.00%, 01/01/13	7,310,903
	2,800,000	10.00%, 01/01/14	1,401,989
	300,000	10.00%, 01/01/15	151,244
	1,900,000	10.00%, 01/01/17	959,035
	500,000	10.00%, 01/01/18	252,584
	4,400,000	10.00%, 01/01/21	2,207,404
	1,000,000	10.00%, 01/01/23	498,516
		Brazilian Government International Bonds
	2,450,000	8.50%, 01/05/24	1,365,821
	2,750,000	10.25%, 01/10/28	1,745,851
	4,250,000	Cia Energetica de Sao Paulo (TIPS) 13.97%, 01/15/15 Reg S	3,111,132

			66,827,409

Chile: 3.0%
CLP	10,020,000,000	Chilean Government International Bond 5.50%, 08/05/20	22,891,862

Colombia: 4.2%
		Colombian Government International Bonds
COP	14,770,000,000	7.75%, 04/14/21	10,417,974
	21,378,000,000	12.00%, 10/22/15	14,994,147
	7,479,000,000	Republic of Colombia 9.85%, 06/28/27	6,517,787

			31,929,908

Germany: 0.6%
		Landwirtschaftliche Rentenbank
MXN	43,980,000	7.64%, 04/05/13	3,373,254
	16,000,000	8.50%, 02/22/16	1,354,319

			4,727,573

Hungary: 4.6%
		Hungarian Government Bonds
HUF	575,750,000	5.50%, 02/12/14	2,473,752
	137,390,000	5.50%, 02/12/16	573,717
	308,910,000	6.00%, 11/24/23	1,210,027
	581,630,000	6.50%, 06/24/19	2,455,431
	117,410,000	6.75%, 02/12/13	514,107
	332,850,000	6.75%, 08/22/14 †	1,457,936
	1,695,680,000	6.75%, 02/24/17 †	7,286,701
	849,800,000	6.75%, 11/24/17	3,638,639
	1,141,790,000	7.00%, 06/24/22	4,887,958
	92,880,000	7.50%, 10/24/13	410,208
	502,510,000	7.50%, 11/12/20 †	2,227,274
	74,500,000	7.75%, 08/24/15	332,394
	1,631,240,000	8.00%, 02/12/15	7,305,430

			34,773,574

Indonesia: 8.3%
		Indonesian Treasury Bonds
IDR	3,000,000,000	6.38%, 04/15/42	313,080
	11,238,000,000	8.25%, 07/15/21	1,396,366
	14,015,000,000	9.50%, 06/15/15	1,649,537
	25,488,000,000	9.50%, 07/15/23	3,449,761
	1,563,000,000	9.50%, 07/15/31	219,648
	23,692,000,000	9.75%, 05/15/37	3,423,620
	14,375,000,000	10.00%, 07/15/17	1,823,783
	31,123,000,000	10.00%, 09/15/24	4,372,467
	6,714,000,000	10.00%, 02/15/28	959,366
	42,728,000,000	10.25%, 07/15/22	5,967,569
	51,843,000,000	10.25%, 07/15/27	7,529,866
	49,108,000,000	10.50%, 08/15/30	7,416,091
	11,812,000,000	10.50%, 07/15/38	1,827,675
	17,628,000,000	10.75%, 05/15/16	2,206,594
	1,528,000,000	11.00%, 11/15/20	217,199
	67,350,000,000	11.00%, 09/15/25	10,176,674
	30,907,000,000	11.50%, 09/15/19	4,381,081
	34,174,000,000	11.60%, 08/15/18	4,708,506
	6,387,000,000	12.80%, 06/15/21	1,003,490

			63,042,373

Malaysia: 9.4%
		Malaysian Government Bonds
MYR	6,782,000	3.21%, 05/31/13	2,170,938
	11,904,000	3.43%, 08/15/14	3,834,640
	14,348,000	3.46%, 07/31/13	4,605,816
	4,291,000	3.70%, 05/15/13	1,378,621
	5,264,000	3.70%, 02/25/13	1,688,695
	12,277,000	3.74%, 02/27/15	3,990,525
	22,198,000	3.81%, 02/15/17	7,291,428
	1,690,000	3.84%, 08/12/15	552,113
	3,620,000	4.01%, 09/15/17	1,200,866
	1,899,000	4.23%, 06/30/31	646,040
	14,101,000	4.24%, 02/07/18	4,734,976
	540,000	4.26%, 09/15/16	180,179
	44,205,000	4.38%, 11/29/19	15,096,837
	34,497,000	4.39%, 04/15/26	12,024,555
	13,649,000	5.09%, 04/30/14	4,514,650
	19,733,000	5.73%, 07/30/19	7,257,639

			71,168,518

Mexico: 4.8%
		Mexican Bonds
MXN	32,060,000	6.25%, 06/16/16	2,546,762
	27,350,000	6.50%, 06/10/21	2,273,090
	18,948,300	7.50%, 06/03/27	1,679,704
	2,665,600	7.75%, 12/14/17	228,112
	6,116,000	7.75%, 05/29/31	548,915
	32,259,900	8.00%, 06/11/20	2,904,642
	9,171,700	8.50%, 12/13/18	824,023
	14,440,000	8.50%, 05/31/29	1,383,583
	101,793,900	8.50%, 11/18/38	9,714,729
	6,570,000	10.00%, 12/05/24	702,877
	129,467,000	10.00%, 11/20/36	14,105,985

			36,912,422

Netherlands: 0.4%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	7.59%, 10/05/15 ^	1,579,850
	14,730,000	9.20%, 09/28/15	1,214,166

			2,794,016

Peru: 3.4%
		Peruvian Government Bonds
PEN	16,368,000	6.90%, 08/12/37	7,419,911
	2,220,000	6.95%, 08/12/31	1,001,047
	21,193,000	7.84%, 08/12/20	9,758,693
	8,985,000	8.20%, 08/12/26	4,465,506
	5,340,000	8.60%, 08/12/17	2,440,214
	1,536,000	9.91%, 05/05/15	676,728

			25,762,099

Philippines: 3.0%
		Philippine Government International Bonds
PHP	379,000,000	4.95%, 01/15/21	9,812,019
	468,000,000	6.25%, 01/14/36	12,765,610

			22,577,629

Poland: 9.5%
		Polish Government Bonds
PLN	16,470,000	4.65%, 01/25/14 ^	4,651,055
	13,420,000	4.75%, 10/25/16	4,089,460
	12,786,000	5.00%, 10/24/13	3,870,915
	17,281,000	5.00%, 04/25/16	5,314,239
	14,968,000	5.25%, 04/25/13	4,519,862
	17,831,000	5.25%, 10/25/17	5,554,553
	24,608,000	5.25%, 10/25/20	7,638,189
	31,990,000	5.50%, 04/25/15	9,912,302
	16,681,000	5.50%, 10/25/19	5,293,224
	17,062,000	5.75%, 04/25/14	5,249,125
	27,890,000	5.75%, 10/25/21	8,926,507
	12,038,000	5.75%, 09/23/22	3,853,323
	11,715,000	6.25%, 10/24/15	3,724,778

			72,597,532

Russia: 6.9%
RUB	589,200,000	RusHydro JSC via RusHydro Finance Ltd. 7.88%, 10/28/15	17,921,824
		Russian Federal Bonds
	127,563,000	6.88%, 07/15/15	3,938,586
	90,935,000	6.90%, 08/03/16	2,730,808
	91,249,000	7.10%, 03/13/14	2,867,018
	94,221,000	7.15%, 01/23/13	2,950,395
	7,483,000	7.35%, 01/20/16	232,907
	160,746,000	7.40%, 06/14/17	4,973,122
	287,987,000	7.50%, 03/15/18	8,914,150
	131,647,000	7.60%, 04/14/21	4,044,233
	38,201,000	8.10%, 11/26/14	1,217,283
	58,055,000	11.20%, 12/17/14	1,974,709
	21,344,000	12.00%, 03/27/13	688,262

			52,453,297

South Africa: 9.0%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	655,559
	90,000,000	9.25%, 04/20/18	12,260,261
		South African Government Bonds
	18,560,000	6.25%, 03/31/36	1,838,581
	39,454,000	6.50%, 02/28/41	3,996,260
	38,133,804	6.75%, 03/31/21	4,666,880
	26,246,000	7.00%, 02/28/31	2,943,094
	68,295,000	7.25%, 01/15/20	8,671,614
	22,231,000	7.50%, 01/15/14	2,796,645
	10,977,000	8.00%, 12/21/18	1,459,091
	8,740,000	8.25%, 09/15/17	1,171,195
	41,577,000	10.50%, 12/21/26	6,465,324
	37,034,800	13.50%, 09/15/15	5,525,196
		Transnet Ltd.
	4,500,000	10.50%, 09/17/20	638,854
	105,900,000	10.80%, 11/06/23	15,279,644

			68,368,198

Supranational: 5.5%
MXN	11,960,000	Asian Development Bank 6.55%, 01/28/15	922,243
		European Bank for Reconstruction & Development
	6,000,000	7.30%, 08/20/13	455,780
BRL	3,430,000	9.25%, 09/10/12	1,679,354
		European Investment Bank
HUF	1,074,600,000	6.50%, 01/05/15	4,892,080
MXN	6,730,000	6.52%, 09/01/15 ^	445,744
ZAR	33,760,000	8.00%, 10/21/13 †	4,245,843
	5,520,000	8.50%, 11/04/14	715,669
BRL	9,570,000	9.06%, 10/22/19 ^	2,825,777
		International Bank for Reconstruction & Development
MXN	36,800,000	5.00%, 07/01/13	2,805,039
	117,710,000	6.50%, 09/11/13	9,170,193
BRL	300,000	9.50%, 03/02/17	168,084
USD	113,630,000	International Finance Corp. 6.00%, 01/28/16	9,125,313
		Kommuninvest I Sverige
HUF	200,000,000	6.36%, 01/31/13	875,840
MXN	44,960,000	7.20%, 07/07/14	3,526,300

			41,853,259

Thailand: 6.0%
		Thailand Government Bonds
THB	65,579,000	3.13%, 12/11/15	2,081,047
	58,890,000	3.25%, 06/16/17	1,870,621
	167,360,000	3.63%, 05/22/15	5,387,269
	134,855,000	3.63%, 06/16/23	4,359,845
	26,470,000	3.65%, 12/17/21	863,798
	91,610,000	3.85%, 12/12/25	3,012,706
	131,844,000	3.88%, 06/13/19	4,364,711
	9,291,000	4.13%, 11/01/12	296,020
	90,224,000	4.13%, 11/18/16	2,969,774
	1,471,000	4.25%, 03/13/13	47,090
	44,610,000	4.75%, 12/20/24	1,596,314
	8,395,000	4.88%, 06/22/29	308,668
	31,240,000	5.00%, 12/03/14	1,034,529
	123,807,000	5.13%, 03/13/18	4,302,567
	33,365,000	5.25%, 07/13/13	1,082,153
	212,618,000	5.25%, 05/12/14	7,007,685
	30,186,000	5.40%, 07/27/16	1,037,392
	30,977,000	5.50%, 03/13/23	1,164,893
	23,507,000	5.63%, 01/12/19	846,622
	52,214,000	5.85%, 03/31/21	1,965,193
	10,492,000	6.15%, 07/07/26	428,325

			46,027,222

Turkey: 8.6%
		Turkish Government Bonds
TRY	2,670,000	7.12%, 08/08/12 ^	1,487,896
	7,726,000	8.00%, 10/09/13	4,334,997
	2,380,000	8.00%, 01/29/14	1,336,063
	4,780,000	8.00%, 06/04/14	2,690,026
	16,080,000	9.00%, 01/27/16	9,300,662
	4,240,000	9.00%, 03/08/17	2,474,902
	3,710,000	9.07%, 11/07/12 ^	2,031,066
	8,780,000	9.50%, 01/12/22	5,400,400
	6,644,600	10.00%, 01/09/13	3,751,418
	12,631,000	10.00%, 04/10/13	7,178,899
	8,365,000	10.00%, 06/17/15	4,924,709
	854,000	10.06%, 02/20/13 ^	457,809
	13,897,000	10.50%, 01/15/20	8,864,318
	12,461,000	11.00%, 08/06/14	7,357,009
	500,000	11.57%, 07/17/13 ^	260,486
	6,882,400	14.00%, 09/26/12	3,886,431

			65,737,091

Total Foreign Debt Obligations (Cost: $744,799,319)			730,443,982

Number of Shares

MONEY MARKET FUND: 0.7% (Cost: $5,286,426)
5,286,426	Dreyfus Government Cash Management Fund	5,286,426

Total Investments Before Collateral for Securities Loaned: 96.7% (Cost: $750,085,745)		735,730,408

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3% (Cost: $10,133,400)
10,133,400	Bank of New York Overnight Government Fund	10,133,400

Total Investments: 98.0% (Cost: $760,219,145)		745,863,808
Other assets less liabilities: 2.0%		14,977,821

NET ASSETS: 100.0%		$760,841,629

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $9,642,563.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	5.0%	$36,545,423
Government	89.3	656,947,105
Industrial	2.2	15,918,498
Utilities	2.8	21,032,956
Money Market Fund	0.7	5,286,426

	100.0%	$735,730,408

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$730,443,982	$—	$730,443,982
Money Market Funds	15,419,826	—	—	15,419,826

Total	$15,419,826	$730,443,982	$—	$745,863,808

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 96.4%
Cayman Islands: 1.8%
$100,000	Mizuho Capital Investment USD 1 Ltd. 6.69%, 06/30/16 (c) Reg S	$107,260
60,000	Mizuho Capital Investment USD 2 Ltd. 14.95%, 06/30/14 (c) Reg S	73,435

		180,695

Finland: 0.8%
100,000	Nokia OYJ 5.38%, 05/15/19 (c)	77,709

France: 2.1%
200,000	Lafarge S.A. 6.20%, 07/09/15 (c) 144A	213,000

Norway: 4.8%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	229,031
85,000	2.38%, 05/25/16	75,930
200,000	3.00%, 11/17/14	191,104

		496,065

United Kingdom: 8.8%
200,000	Hanson Ltd. 6.13%, 08/15/16 (c)	218,000
100,000	HBOS Capital Funding No. 2 LP 6.07%, 06/30/14 (c) Reg S	68,750
200,000	HBOS Plc 6.75%, 05/21/18 144A	193,728
	Royal Bank of Scotland Group Plc
200,000	5.00%, 10/01/14	201,599
150,000	5.05%, 01/08/15	150,763
100,000	7.64%, 09/29/17 (c)	73,500

		906,340

United States: 78.1%
100,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	57,500
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	107,318
200,000	8.00%, 11/01/31	235,891
200,000	Ameren Energy Generating Co. 7.95%, 06/01/32 (c)	159,000
200,000	Capital One Capital V 10.25%, 08/15/39 (c)	208,000
100,000	Capital One Capital VI 8.88%, 05/15/40 (c)	102,086
100,000	CenturyLink, Inc. 5.15%, 06/15/17 (c)	105,388
300,000	Clear Channel Communications, Inc. 4.90%, 05/15/15 (c)	216,000
100,000	Commercial Metals Co. 6.50%, 07/15/17 (c)	103,125
129,963	Delta Air Lines Class G-1 6.72%, 01/02/23	140,360
100,000	Dole Food Co., Inc. 8.75%, 07/15/13	106,500
200,000	El Paso Corp. 7.75%, 01/15/32 (c)	235,239
200,000	Embarq Corp. 8.00%, 06/01/36 (c)	219,295
150,000	Fifth Third Capital Trust IV 6.50%, 04/15/17 (c)	150,375
300,000	Frontier Communications Corp. 9.00%, 08/15/31 (c)	297,000
100,000	Glen Meadow Pass-Through Trust 6.51%, 02/15/17 (c) 144A	74,250
100,000	Hartford Financial Services Group, Inc. 8.13%, 06/15/18 (c)	110,375
100,000	HCA, Inc. 7.50%, 11/15/95	82,000
100,000	Health Management Associates, Inc. 6.13%, 04/15/16 (c)	107,875
	International Lease Finance Corp.
100,000	5.63%, 09/20/13	103,500
100,000	5.65%, 06/01/14	104,000
100,000	5.88%, 05/01/13	103,250
100,000	iStar Financial, Inc. 5.88%, 03/15/16 (c)	94,000
400,000	JC Penney Corp., Inc. 6.38%, 10/15/36	290,500
200,000	Kinder Morgan Finance Co. LLC 6.00%, 01/15/18 (c) 144A	213,397
200,000	Ltd Brands, Inc. 6.90%, 07/15/17 (c)	226,750
300,000	Masco Corp. 6.13%, 10/03/16 (c)	322,770
106,076	Midwest Generation LLC 8.56%, 01/02/16 (c)	102,098
100,000	New Albertsons, Inc. 8.00%, 05/01/31 (c)	57,625
200,000	Nextel Communications, Inc. 7.38%, 09/07/12 (c)	202,500
150,000	NGPL Pipeco LLC 7.12%, 12/15/17 (c) 144A	154,875
100,000	Nuveen Investments, Inc. 5.50%, 09/15/15 (c)	90,500
100,000	PulteGroup, Inc. 7.63%, 10/15/17	110,750
300,000	Regions Bank 6.45%, 06/26/37	298,500
100,000	Reynolds Group Issuer Inc. 9.75%, 10/15/14 (c)	102,250
200,000	Rockies Express Pipeline LLC 6.85%, 07/15/18 (c) Reg S	205,000
200,000	RR Donnelley & Sons Co. 6.13%, 01/15/17 (c)	198,000
150,000	Ryland Group, Inc. 6.63%, 05/01/20 (c)	157,125
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	86,500
200,000	6.90%, 12/15/17	164,000
	Sprint Capital Corp.
200,000	6.88%, 11/15/28 (c)	180,000
100,000	6.90%, 05/01/19 (c)	103,000
200,000	8.75%, 03/15/32 (c)	200,000
200,000	Sprint Nextel Corp. 6.00%, 12/01/16 (c)	203,500
	Sunoco, Inc.
100,000	5.75%, 01/15/17 (c)	107,819
100,000	9.63%, 04/15/15 (c)	117,493
300,000	Toys R Us, Inc. 7.38%, 10/15/18 (c)	268,500
	United States Steel Corp.
100,000	7.00%, 02/01/18 (c)	101,500
100,000	7.50%, 03/15/17 (c)	97,750
100,000	Universal Health Services, Inc. 7.13%, 06/30/16 (c)	114,875
100,000	Wendy’s International, Inc. 6.20%, 06/15/14 (c)	106,375
200,000	Weyerhaeuser Co. 7.38%, 03/15/32 (c)	235,424

		8,041,703

Total Corporate Bonds (Cost: $9,740,265)		9,915,512

Number of Shares

MONEY MARKET FUND: 2.8% (Cost: $291,739)
291,739	Dreyfus Government Cash Management Fund	291,739

Total Investments: 99.2% (Cost: $10,032,004)		10,207,251
Other assets less liabilities: 0.8%		84,927

NET ASSETS: 100.0%		$10,292,178

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $849,250, or 8.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	3.0%	$302,375
Communications	18.2	1,861,892
Consumer, Cyclical	13.3	1,357,985
Consumer, Non-cyclical	7.0	711,500
Energy	10.1	1,033,823
Financial	35.6	3,633,069
Industrial	7.4	753,770
Utilities	2.5	261,098
Money Market Fund	2.9	291,739

	100.0%	$10,207,251

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$9,915,512	$—	$9,915,512
Money Market Fund	291,739	—	—	291,739

Total	$291,739	$9,915,512	$—	$10,207,251

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.1%
Alabama: 1.0%
$5,795,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 09/21/12 (c)	$5,635,869
2,500,000	Colbert County, Alabama Health Care Authority (RB) 5.75%, 06/01/13 (c)	2,427,025

		8,062,894

Arizona: 1.4%
5,860,000	Arizona Health Facilities Authority (RB) 5.10%, 10/01/16 (c)	5,591,143
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (c)	997,060
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,493,618
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,078,270
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB) 5.00%, 07/01/15 (c)	1,530,450

		10,690,541

California: 9.2%
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,087,940
4,000,000	California Statewide Communities Development Authority (RB) 5.13%, 07/15/17 (c)	4,056,560
1,000,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.00%, 07/01/15 (c)	1,001,300
2,410,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	2,493,940
3,210,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	3,244,315
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.15%, 07/01/17 (c)	683,633
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 (c)	438,140
1,750,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26 144A	2,022,632
1,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c) 144A	1,088,670
3,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c) 144A	3,225,540
6,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB) 6.00%, 09/21/12 (c)	5,883,840
23,845,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	20,426,104
3,210,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/17 (c)	2,580,166
8,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.13%, 06/01/17 (c)	6,482,695
800,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	741,824
3,155,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	2,750,655
405,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	337,717
2,415,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.50%, 09/01/17 (c)	2,293,864
3,455,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	3,141,666
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB) 5.75%, 06/01/21 (c)	202,854
500,000	Sacramento, California Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	561,565
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,356,864
310,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL) 5.38%, 09/21/12 (c)	310,019
1,470,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) 5.50%, 09/21/12 (c)	1,470,279
60,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 09/21/12 (c)	59,017
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,001,110

		71,942,909

Colorado: 1.9%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (c)	1,509,975
3,300,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 07/01/14 (c)	3,150,642
1,000,000	Colorado Health Facilities Authority, Senior Residences Project (RB) 6.75%, 06/01/22 (c)	1,062,600
1,500,000	Colorado Health Facilities Authority, Senior Residences Project (RB) 7.00%, 06/01/22 (c)	1,598,520
5,250,000	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB) 5.25%, 10/01/17 (c)	5,282,602
2,000,000	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB) 5.75%, 10/01/17 (c)	2,070,100

		14,674,439

Connecticut: 0.5%
1,580,000	Connecticut Resources Recovery Authority (RB) 6.45%, 09/21/12 (c)	1,581,074
1,250,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	1,389,738
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (c)	1,140,710

		4,111,522

Delaware: 1.2%
8,400,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	9,113,580

District of Columbia: 0.2%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.13%, 10/01/28 (c) ^	1,262,850

Florida: 5.6%
1,530,000	Alachua County, Florida Health Facilities Authority, Terrces at Bonita Springs Project, Series A (RB) 8.00%, 11/15/21 (c)	1,791,615
1,000,000	Alachua County, Florida Health Facilities Authority, Terrces at Bonita Springs Project, Series A (RB) 8.13%, 11/15/21 (c)	1,160,270
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,879,800
3,000,000	County of Alachua, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	2,982,390
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB) 7.63%, 06/15/21 (c)	4,635,480
1,000,000	Greater Orlando Aviation Authority (RB) 6.38%, 11/15/12 (c)	1,011,410
4,925,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.50%, 11/15/12 (c)	4,974,742
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB) 7.13%, 09/21/12 (c)	3,000,180
7,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.25%, 06/15/17 (c)	7,119,630
2,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.38%, 06/15/17 (c)	2,013,900
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	329,714
1,200,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,218,372
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	1,015,030
1,200,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	1,217,964
3,750,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	3,791,550
1,100,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.70%, 07/01/15 (c)	1,123,254
485,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	560,709
1,000,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,079,750
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	3,118,195

		44,023,955

Georgia: 0.7%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	4,608,892
1,000,000	Fulton County Residential Care Facilities for the Elderly Authority (RB) 5.00%, 07/01/17 (c)	998,910

		5,607,802

Guam: 1.2%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	3,024,725
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,119,880
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,340,484
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	3,955,759
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (c)	261,685

		9,702,533

Hawaii: 0.4%
3,000,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 09/21/12 (c)	3,005,100

Illinois: 6.6%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,344,018
5,500,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.13%, 02/15/20 (c)	5,927,240
4,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (c)	4,322,720
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,248,645
5,125,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (c)	5,526,134
4,000,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.25%, 05/15/20 (c)	4,335,360
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	667,288
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB) 6.50%, 10/01/19 (c)	2,254,140
6,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	7,237,138
4,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	4,572,360
1,565,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	1,841,285
8,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	9,982,740
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 11/15/12 (c)	1,514,685

		51,773,753

Indiana: 2.9%
2,000,000	Indiana Finance Authority (RB) 5.00%, 06/01/22 (c)	2,130,960
500,000	Indiana Finance Authority (RB) 5.00%, 06/01/22 (c)	525,735
2,000,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,145,360
1,475,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.13%, 08/15/20 (c)	1,540,593
8,345,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	8,770,178
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB) 5.50%, 09/21/12 (c)	1,320,211
2,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (c) 144A	2,041,360
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (c) 144A	3,057,930
1,160,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.80%, 09/01/17 (c) 144A	1,183,919

		22,716,246

Iowa: 0.2%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB) 5.50%, 11/15/17 (c)	1,364,880

Kansas: 0.4%
1,000,000	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	1,007,110
2,000,000	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	1,980,620

		2,987,730

Kentucky: 0.4%
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB) 6.38%, 06/01/20 (c)	1,572,801
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (c)	1,187,020

		2,759,821

Louisiana: 1.7%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 § ◆ *	1,700,000
660,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.38%, 09/21/12 (c)	660,330
910,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,062,316
2,300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 11/01/20 (c)	2,670,461
5,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c) 144A	5,387,300
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	1,089,071
1,000,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	1,054,730

		13,624,208

Maine: 0.7%
1,165,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.00%, 07/01/21 (c)	1,338,166
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.75%, 07/01/21 (c)	1,166,030
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.95%, 07/01/21 (c)	1,180,590
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 09/21/12 (c)	1,968,700

		5,653,486

Maryland: 0.9%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,474,389
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,017,040
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c)	1,389,740

		6,881,169

Massachusetts: 0.5%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	3,015,840
760,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 09/21/12 (c)	763,010

		3,778,850

Michigan: 2.6%
1,000,000	Detroit, Michigan, Series A-1 (GO) 5.00%, 04/01/16	929,890
990,000	Flint, Michigan Hospital Building Authority (RB) 7.38%, 07/01/20 (c)	1,158,953
2,510,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (c)	2,569,663
2,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.75%, 07/01/15 (c)	2,112,100
3,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (c)	3,606,802
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,530,975
1,350,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB) 7.38%, 10/01/20	1,535,665
1,000,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB) 8.00%, 10/01/19 (c)	1,133,570
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,012,550
5,000,000	Michigan Tobacco Settlement Finance Authority, Series A (RB) 6.88%, 06/01/18 (c)	5,038,600

		20,628,768

Minnesota: 1.1%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	535,060
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	531,835
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,626,325
2,200,000	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB) 5.75%, 05/01/19 (c)	2,249,830
2,500,000	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB) 6.00%, 05/01/19 (c)	2,585,600

		8,528,650

Missouri: 1.3%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,007,630
2,845,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (c)	2,927,477
3,500,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.50%, 01/01/14 (c)	3,577,035
700,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 06/15/15 (c)	692,790
1,150,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.25%, 06/15/15 (c)	1,105,208
570,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (c)	522,342

		9,832,482

Montana: 0.9%
7,145,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/12 (c)	7,151,430

Nebraska: 1.3%
1,700,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,832,022
5,000,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	5,159,650
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,545,521

		10,537,193

New Jersey: 5.2%
5,150,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	5,290,904
7,000,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.25%, 08/20/22 (c)	7,033,180
3,275,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.40%, 08/20/22 (c)	3,289,246
9,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	9,334,647
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack University Medical Center Issue, Series B (RB) 4.75%, 01/01/20 (c)	1,064,820
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,346,200
8,285,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	6,776,053
5,105,000	New Jersey Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/17 (c)	4,684,910
1,000,000	Tobacco Settlement Financing Corp, Series A (RB) 4.63%, 06/01/17 (c)	906,940

		40,726,900

New Mexico: 1.7%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,457,956
3,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,732,790
8,000,000	Otero County, New Mexico Jail Project Revenue(RB) 6.00%, 10/01/16 (c)	6,997,360

		13,188,106

New York: 8.5%
3,910,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	4,396,834
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB) 6.75%, 06/01/15 (c)	1,042,810
7,390,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	7,539,869
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	1,056,350
1,000,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside Series A (RB) 6.70%, 01/01/18 (c)	661,880
1,000,000	New York City Industrial Development Agency (RB) 5.00%, 12/01/16 (c)	1,023,350
2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB) 8.00%, 08/01/16 (c) ◆ *	2,197,526
6,350,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 5.25%, 09/21/12 (c)	6,271,387
5,000,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 7.63%, 12/01/12 (c)	5,137,950
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (c)	1,031,140
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,051,460
1,120,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (c)	1,128,378
13,290,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	13,504,766
910,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 09/21/12 (c)	900,691
2,660,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	3,057,936
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 09/21/12 (c)	1,251,725
2,000,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 4.75%, 06/01/16 (c)	1,936,800
4,440,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 5.00%, 06/01/16 (c)	4,152,421
2,245,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.00%, 06/01/16 (c)	1,756,668
6,350,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.13%, 06/01/16 (c)	4,710,620
1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB) 5.13%, 06/01/15 (c)	1,305,645

		66,116,206

North Carolina: 0.5%
1,000,000	Albemarle Hospital Authority, Health Care Facilities (RB) 5.25%, 10/01/17 (c)	1,008,010
2,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 08/01/15 (c)	1,738,780
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,354,713

		4,101,503

Ohio: 6.1%
4,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (c)	3,314,800
3,770,000	Butler County, Pennsylvania Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	4,097,349
5,085,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 09/21/12 (c)	4,984,215
1,000,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 09/21/12 (c)	1,000,350
5,360,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	5,622,747
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB) 6.63%, 11/01/20 (c)	2,517,258
4,620,000	Lorain County, Ohio Port Authority, United States Steel Corporation Project (RB) 6.75%, 12/01/20 (c)	5,059,362
6,730,000	Ohio Air Quality Development Authority, AK Steel Corporation Project (RB) 6.75%, 02/01/22 (c)	6,982,846
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	3,672,475
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	1,634,715
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 09/21/12 (c)	4,702,400
2,000,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB) 5.75%, 12/01/22 (c)	2,085,260
2,000,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB) 6.00%, 12/01/22 (c)	2,085,820

		47,759,597

Oklahoma: 0.4%
1,000,000	Oklahoma Development Finance Authority (RB) 6.00%, 01/01/22 (c)	1,066,560
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (c) ◆ *	2,454,676

		3,521,236

Oregon: 0.2%
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (c) 144A	717,607
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (c) 144A	829,883

		1,547,490

Pennsylvania: 3.5%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (c)	1,719,160
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/21 (c)	1,110,980
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.88%, 11/01/19 (c)	1,094,880
3,890,000	Butler County, Pennsylvania Industrial Development Authority, Series A (RB) 6.25%, 06/01/20	4,085,784
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,199,327
4,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	4,814,685
1,620,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	1,664,469
5,300,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 09/21/12 (c)	5,246,470
2,000,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.63%, 07/01/22 (c)	2,087,120
490,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.50%, 07/01/17 (c)	506,557

		27,529,432

Puerto Rico: 7.6%
15,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	15,360,300
7,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.75%, 07/01/22 (c)	7,525,000
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/22 (c)	1,062,797
61,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.00%, 05/15/15 (c) ^	4,684,190
3,500,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.50%, 07/01/22 (c)	3,702,580
10,000,000	Puerto Rico Commonwealth, Public Improvement Refunding (GO) 5.00%, 07/01/22 (c)	10,053,900
500,000	Puerto Rico Electric Power Authority, Series A (RB) 5.00%, 07/01/22 (c)	514,150
1,000,000	Puerto Rico Electric Power Authority, Series A (RB) 5.05%, 07/01/22 (c)	1,032,240
2,500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	2,758,175
820,000	Puerto Rico Highway & Transportation Authority (RB) (NATL) 5.25%, 07/01/33	906,280
1,470,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 5.25%, 07/01/14 (c)	1,501,531
5,925,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) 5.25%, 07/01/22 (c)	6,067,318
3,550,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB) 5.00%, 08/01/21 (c)	3,843,833
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate Series C (RB) 5.50%, 08/01/20 (c)	92,619

		59,104,913

Rhode Island: 0.8%
5,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	6,532,456

South Carolina: 1.6%
4,450,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.50%, 05/01/17 (c)	4,578,516
3,100,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.63%, 05/01/17 (c)	3,138,905
4,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	4,518,118

		12,235,539

South Dakota: 0.7%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	1,518,915
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	4,059,882

		5,578,797

Tennessee: 0.1%
395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB) 5.25%, 09/01/16 (c)	422,595

Texas: 7.4%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (c)	1,058,340
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (c) (p)	1,109,050
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB) 6.25%, 01/01/21 (c)	2,649,490
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	773,350
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (c)	1,041,000
2,000,000	Houston, Texas Airport System Revenue, Series E (RB) 6.75%, 09/21/12 (c)	2,010,300
7,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	8,263,725
5,000,000	Love Field Airport Modernization Corp (RB) 5.00%, 11/01/22 (c)	5,373,050
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 09/21/12 (c)	2,002,120
4,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 09/21/12 (c)	4,105,269
500,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.00%, 12/01/21 (c)	526,235
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	1,041,220
2,320,000	Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.13%, 05/15/17 (c)	2,332,992
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (c) § ◆ *	896,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,587,255
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,173,617
3,500,000	Texas Brazos River Authority, Pollution Control Revenue, Series B (RB) 6.75%, 04/01/13 (p)	2,700,775
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	6,118,300
2,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (c)	2,047,200
1,000,000	Texas Turnpike Authority, Central Texas Turnpike System, Series A (RB) (AMBAC) 5.75%, 09/21/12 (c)	1,001,540
1,200,000	Travis County Health Facilities Development Corp. (RB) 5.50%, 01/01/13 (c)	1,201,332
1,035,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A 6.00%, 01/01/21 (c)	1,081,461
3,785,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A 7.00%, 01/01/21 (c)	3,953,168
3,500,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A 7.13%, 01/01/21 (c)	3,621,415

		57,668,204

Vermont: 0.1%
1,100,000	Vermont Economic Development Authority (RB) 5.40%, 05/01/22 (c)	1,137,818

Virgin Islands: 0.3%
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL) 4.25%, 10/01/16 (c)	902,429
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,170,380

		2,072,809

Virginia: 4.1%
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB) 5.13%, 10/01/17 (c)	1,584,539
1,450,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,623,391
1,000,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,114,670
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	806,120
10,000,000	Virginia Small Business Financing Authority (RB) 6.00%, 07/01/22 (c)	11,394,400
10,400,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB) 5.50%, 07/01/22 (c)	11,433,344
4,250,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project (RB) 5.00%, 01/01/22 (c)	4,484,855

		32,441,319

Washington: 1.1%
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	896,963
4,000,000	Washington State Housing Finance Commission (RB) 5.63%, 01/01/17 (c)	4,034,680
2,000,000	Washington State Housing Finance Commission (RB) 5.63%, 01/01/17 (c)	1,999,960
1,500,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	1,551,765

		8,483,368

West Virginia: 2.1%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	2,590,975
2,000,000	West Virginia Hospital Finance Authority (RB) 9.13%, 10/01/21 (c)	2,428,740
1,500,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	1,575,750
3,000,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	3,111,900
6,505,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.75%, 10/01/18 (c)	6,793,627

		16,500,992

Wisconsin: 1.3%
1,500,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,563,960
3,670,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc., Series A (RB) 5.13%, 08/15/13 (c)	3,711,324
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community Revenue, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	4,720,480

		9,995,764

Total Municipal Bonds (Cost: $705,958,427)		767,081,835

Number of Shares

MONEY MARKET FUND: 0.3% (Cost: $2,237,555)
2,237,555	Dreyfus Tax Exempt Cash Management Fund - Class B Shares
		2,237,555

Total Investments: 98.4% (Cost: $708,195,982)		769,319,390
Other assets less liabilities: 1.6%		12,249,528

NET ASSETS: 100.0%		$781,568,918

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.

*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $2,596,000 which represents 0.3% of net assets.
◆	Security in default

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	4.3%	$33,218,503
Development	16.2	124,762,788
Education	4.2	32,086,017
Facilities	4.2	32,545,042
General Obligation	4.9	37,497,721
Higher Education	2.7	20,772,965
Housing	0.4	3,118,195
Medical	24.4	187,900,659
Nursing Homes	13.1	100,593,414
Pollution	6.3	48,771,427
Power	1.8	13,772,863
Tobacco Settlement	9.4	71,895,751
Transportation	3.0	23,371,162
Utilities	0.9	6,991,672
Water	3.9	29,783,656
Money Market Fund	0.3	2,237,555

	100.0%	$769,319,390

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$767,081,835	$—	$767,081,835
Money Market Fund	2,237,555	—	—	2,237,555

Total	$2,237,555	$767,081,835	$—	$769,319,390

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.0%
Alabama: 0.3%
$350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/21	$437,073
1,000,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/22	1,262,280

		1,699,353

Alaska: 0.1%
420,000	Alaska Housing Finance Corp., Home Mortgage Revenue, Series C (RB) 4.63%, 12/01/18 (c)	443,491

Arizona: 2.3%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22	1,018,546
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	296,775
500,000	Arizona State Certificates of Participation, Department of Administration, Series A (CP) (AGM) 5.00%, 10/01/19	593,365
430,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 3.00%, 10/01/18	454,033
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	579,465
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	614,170
750,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	913,252
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/19 (c)	589,645
350,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/19	429,614
500,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	625,110
1,000,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21 (c)	1,217,300
250,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	301,468
500,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	596,440
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (c)	285,415
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (c)	305,095
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO) 4.00%, 07/01/22	912,958
1,000,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 12/01/21 (c)	1,240,640
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	294,420
500,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 12/01/21 (c)	607,585
500,000	Salt River Project Agricultural Improvement & Power District, Series B (RB) 5.00%, 12/01/19	628,500

		12,503,796

California: 11.9%
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB) 5.00%, 06/01/21	1,261,020
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB) 5.25%, 02/01/19 (c)	570,334
1,000,000	California State Department of Veterans Affairs, Series A (RB) 3.25%, 12/01/20	1,040,750
595,000	California State Department of Veterans Affairs, Series A (RB) 3.50%, 06/01/21 (c)	608,155
1,800,000	California State Department of Veterans Affairs, Series A (RB) 3.88%, 06/01/21 (c)	1,837,494
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	603,270
1,000,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	1,266,140
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,155,120
200,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	245,200
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	345,912
300,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/19	372,837
500,000	California State Various Purpose (GO) 4.00%, 09/01/20	574,645
1,000,000	California State Various Purpose (GO) 4.50%, 02/01/17 (c)	1,063,060
1,250,000	California State Various Purpose (GO) 4.75%, 12/01/17 (c)	1,354,362
75,000	California State Various Purpose (GO) 5.00%, 11/01/15	85,068
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/19	1,215,450
495,000	California State Various Purpose (GO) 5.00%, 04/01/19 (c)	587,847
2,000,000	California State Various Purpose (GO) 5.00%, 09/01/20	2,447,140
1,500,000	California State Various Purpose (GO) 5.00%, 09/01/20	1,835,355
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/21	1,230,170
850,000	California State Various Purpose (GO) 5.00%, 10/01/21	1,046,469
855,000	California State Various Purpose (GO) 5.00%, 10/01/22	1,056,977
580,000	California State Various Purpose (GO) 5.00%, 03/01/20 (c)	658,932
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (c)	1,110,110
500,000	California State Various Purpose (GO) 5.25%, 10/01/19 (c)	602,350
1,000,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	1,217,250
1,000,000	California State Various Purpose (GO) 5.25%, 10/01/22	1,258,680
500,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	579,410
1,250,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	1,543,000
2,000,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 06/15/20	2,500,720
500,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 12/15/21 (c)	613,635
1,000,000	City of Los Angeles, California (GO) 5.00%, 09/01/21	1,254,500
1,050,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,151,545
500,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) (AGM) 4.50%, 07/01/16 (c)	543,840
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	621,312
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (c)	294,128
250,000	Los Angeles International Airport, Department of Airports, Series A (RB) 5.00%, 05/15/20 (c)	303,603
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (c)	555,710
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (c)	597,470
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (c)	866,130
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	1,149,610
750,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	857,992
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (c)	279,995
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%,01/01/17(c)	1,129,200
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,118,420
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	548,380
880,000	Los Angeles, California Unified School District, Series A (GO) 2.00%, 07/01/22	865,946
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (c)	559,925
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (c)	1,842,240
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	646,135
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL) 6.17%, 08/01/27 ^	814,468
1,000,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,176,150
500,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	588,075
400,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/25	468,896
500,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	587,390
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (c)	303,358
500,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (c)	579,465
500,000	San Diego, California Community College District (GO) (AGM) 5.00%, 05/01/15 (c)	563,300
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (c)	288,565
500,000	San Diego, California Water Authority, Series A (RB) 4.50%, 05/01/21 (c)	579,795
500,000	San Diego, California Water Authority, Series A (RB) 5.00%, 05/01/21 (c)	606,365
500,000	San Francisco, California City & Country Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (c)	585,230
500,000	San Francisco, California City & Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	555,350
500,000	San Francisco, California City & County Airports Commission, Second Series 32G (RB) (FGIC) (NATL) 5.00%, 05/01/16 (c)	554,220
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,212,020
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	552,890
1,000,000	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB) 5.00%, 11/01/21 (c)	1,222,730
1,250,000	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB) 5.00%, 11/01/21 (c)	1,509,900
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,182,600
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	256,435
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,181,260
500,000	University of California, Series J (RB) (AGM) 4.50%, 05/15/15 (c)	542,090
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (c)	573,865
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	1,124,450

		64,681,810

Colorado: 0.7%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	777,702
585,000	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/22	747,378
375,000	Denver, Colorado School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/23	484,552
1,365,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW) 5.00%, 12/01/22 (c)	1,724,978

		3,734,610

Connecticut: 2.8%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (c)	553,280
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	1,118,010
1,005,000	Connecticut State, Series B (GO) 5.00%, 05/15/21 (c)	1,255,908
2,000,000	Connecticut State, Series B (GO) 5.00%, 04/15/22 (c)	2,490,640
1,500,000	Connecticut State, Series C (GO) 5.00%, 11/01/18 (c)	1,802,880
300,000	Connecticut State, Series C (GO) 5.75%, 11/01/18 (c)	381,465
2,000,000	Connecticut State, Series D (GO) 5.00%, 11/01/18	2,468,080
290,000	Connecticut State, Series D (GO) 5.00%, 12/01/17 (c)	343,905
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (c)	588,520
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes (RB) 5.00%, 12/01/20	625,405
1,100,000	State of Connecticut (GO) 5.00%, 11/01/20	1,383,899
1,900,000	University of Connecticut, Series A (RB) 5.00%, 02/15/21 (c)	2,325,068

		15,337,060

District of Columbia: 1.0%
500,000	District of Columbia Income Tax Revenue, Series B (RB) 5.25%, 12/01/19 (c)	616,370
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,025,686
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,187,650
625,000	District of Columbia, Income Tax Secured Revenue, Series B (RB) 5.00%, 12/01/19 (c)	770,394
1,500,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,829,760
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/01/16 (c)	260,873

		5,690,733

Florida: 6.3%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (c)	278,720
500,000	County of Miami-Dade FL Water & Sewer System Revenue (RB) (AGM) 5.25%, 10/01/20	626,920
1,035,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/18 (c)	1,207,265
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (c)	575,835
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	590,280
330,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/20	413,612
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/21 (c)	1,114,780
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (c)	1,807,065
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (c)	613,290
400,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/18 (c)	471,432
1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	1,233,630
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	262,026
1,600,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/20	1,954,816
1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	1,233,630
375,000	Florida State, Board of Education, Series A (GO) 4.00%, 06/01/21	443,396
1,000,000	Florida State, Board of Education, Series C (GO) 5.00%, 06/01/19 (c)	1,227,770
730,000	Florida State, Board of Education, Series D (GO) 5.50%, 06/01/19	928,589
2,000,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO) 5.00%, 07/01/21 (c)	2,465,440
1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	1,832,775
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	575,989
250,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/22	303,885
2,500,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/24	3,047,200
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/18 (c)	571,280
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	577,185
500,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	597,695
1,000,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	1,188,210
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (c)	277,098
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (c)	588,515
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM) 5.25%, 10/01/19	403,214
700,000	Orange County, Florida Tourist Development Tax Revenue (RB) 5.00%, 10/01/22	845,670
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (c)	487,977
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (c)	275,915
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	290,863
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	311,497
250,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB) 5.00%, 08/15/17 (c)	286,258
500,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB) 5.00%, 08/15/17 (c)	565,590
1,000,000	State of Florida (GO) 5.00%, 07/01/21 (c)	1,256,740
1,000,000	State of Florida (GO) 5.00%, 07/01/21 (c)	1,244,660
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	574,435
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (c)	773,415

		34,324,562

Georgia: 2.4%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB) 6.00%, 11/01/19 (c)	640,194
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (c)	556,210
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	866,745
250,000	Douglas County, Georgia School District (GO) (AGM) (SAW) 5.00%, 04/01/17 (c)	286,210
2,000,000	Fulton County, Georgia Development Authority, Series A (RB) 5.00%, 10/01/22	2,454,200
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (c)	436,256
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	615,860
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (c)	484,700
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	605,560
1,000,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	1,271,790
335,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	421,008
500,000	Georgia State, Series J (GO) 4.50%, 11/01/21 (c)	617,360
655,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/24	870,154
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	661,210
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,090,760
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	536,945
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	627,245

		13,042,407

Hawaii: 1.0%
350,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 08/01/21 (c)	437,349
500,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 12/01/20 (c)	608,535
650,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 12/01/20 (c)	786,129
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (c)	591,125
500,000	Hawaii State, Series DQ (GO) 5.00%, 06/01/19 (c)	605,570
800,000	Hawaii State, Series DZ (GO) 5.00%, 12/01/21 (c)	1,003,280
1,000,000	Hawaii State, Series EA (GO) 5.00%, 12/01/21 (c)	1,259,920

		5,291,908

Illinois: 5.4%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (c)	282,283
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (c)	556,640
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	1,148,380
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	571,430
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	569,145
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	603,740
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	592,110
500,000	Chicago, Illinois Board of Education (GO) 5.00%, 12/01/20	597,585
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	1,137,830
300,000	Chicago, Illinois Project & Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	348,609
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (c)	286,805
70,000	Chicago, Illinois Transit Authority (RB) (AMBAC) 5.00%, 12/01/16 (c)	83,237
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	564,280
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	841,710
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	282,128
475,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	551,385
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	574,950
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	1,141,980
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	568,845
500,000	City of Chicago, Series C (GO) 4.00%, 01/01/22	553,690
1,105,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/21 (c)	1,294,397
1,035,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/21 (c)	1,199,555
1,000,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 11/01/19 (c)	1,120,320
1,350,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.25%, 06/01/20	1,577,893
1,300,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.38%, 06/01/21	1,543,386
2,600,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	3,045,692
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	572,335
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (c)	561,050
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/19	1,084,630
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,041,400
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	574,635
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	582,260
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 ^	228,425
500,000	State of Illinois (GO) 4.00%, 08/01/22 (c)	513,280
1,000,000	State of Illinois (GO) (AGM) 5.00%, 08/01/22	1,151,080
985,000	State of Illinois (GO) 5.00%, 08/01/23	1,133,449

		29,080,549

Indiana: 1.1%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (c)	268,788
825,000	Indiana Finance Authority, Health System Revenue, Series C (RB) 5.25%, 11/01/18 (c)	952,801
750,000	Indiana Finance Authority, Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (c)	840,577
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	977,773
1,000,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,256,280
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,193,700
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	588,485

		6,078,404

Iowa: 0.4%
1,600,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,951,520

Kansas: 0.4%
1,500,000	Kansas Development Finance Authority (RB) 4.00%, 12/01/19 (c)	1,671,015
260,000	Kansas Development Finance Authority (RB) 5.00%, 03/01/20 (c)	319,719

		1,990,734

Kentucky: 1.3%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.63%, 08/15/18 (c)	1,781,567
500,000	Kentucky State Property & Building Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	611,770
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (c)	285,918
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (c)	655,122
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (c)	309,737
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (c)	587,190
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/22 (c)	741,636
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	1,505,647
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	599,760

		7,078,347

Louisiana: 0.4%
1,000,000	Louisiana State, Series A (GO) 5.00%, 08/01/22	1,277,840
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	607,910
250,000	State of Louisiana (GO) 5.00%, 05/15/20 (c)	307,445

		2,193,195

Maryland: 1.5%
1,300,000	Anne Arundel County, Maryland (GO) 5.00%, 04/01/19	1,617,200
1,000,000	Howard County, Maryland Consolidated Public Improvement (GO) 5.00%, 08/15/21 (c)	1,276,210
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (c)	296,803
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (c)	485,601
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	592,410
700,000	Maryland State & Local Facilities Loan, Second Series E (GO) 5.00%, 08/01/18	866,656
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (c)	574,065
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (c)	298,560
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public 3.00%, 06/01/21 (c)	1,078,020
750,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public 4.13%, 06/01/18 (c)	858,105
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (c)	301,375

		8,245,005

Massachusetts: 2.5%
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO) 5.00%, 10/01/21 (c)	525,219
500,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.25%, 07/01/27	664,365
1,000,000	Massachusetts Commonwealth, Series A (GO) 5.00%, 04/01/21 (c)	1,200,470
1,300,000	Massachusetts Commonwealth, Series D (GO) 4.25%, 10/01/21 (c)	1,477,229
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,322,937
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,317,831
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	561,595
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,195,510
420,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	475,045
420,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	470,702
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (c)	584,305
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	656,670
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (c)	553,000
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (c)	270,140
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	732,360
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (c)	514,985
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 5.25%, 08/01/27	1,337,650

		13,860,013

Michigan: 2.1%
3,300,000	City of Detroit, Michigan Distributable State Aid (GO) 4.50%, 11/01/20 (c)	3,646,335
1,000,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21 (c)	1,257,580
1,000,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (c)	1,128,610
3,020,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	3,838,601
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (c) ^	207,685
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (c) ^	196,528
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (c)	576,020
715,000	Wayne County, Michigan Airport Authority (RB) (FGIC) (NATL) 5.00%, 12/01/17 (c)	794,572

		11,645,931

Minnesota: 0.8%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	884,437
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,280,001
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	594,025
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 07/01/17	585,805
1,000,000	Tobacco Securitization Authority, Minnesota Tobacco Settlement, Series B (RB) 5.25%, 03/01/22 (c)	1,162,560

		4,506,828

Missouri: 1.4%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	550,525
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	541,975
505,000	Kansas City, Missouri Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	588,936
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC) 5.00%, 12/01/18 (c)	1,823,850
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (c)	528,025
1,000,000	Missouri State Board of Public Buildings, Series A (RB) 1.00%, 10/01/19 (c)	722,410
1,250,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 10/01/19 (c)	1,462,337
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (c)	1,184,560

		7,402,618

Nebraska: 0.2%
1,000,000	Douglas County, Nebraska School District (GO) 4.00%, 04/01/20 (c)	1,151,350

Nevada: 1.1%
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (c)	593,169
500,000	Clark County, Nevada Airport System, Senior Series D (RB) 5.00%, 01/01/20 (c)	581,135
1,000,000	Clark County, Nevada School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	1,173,880
500,000	Clark County, Nevada School District, Series A (GO) 5.00%, 06/15/18 (c)	579,930
500,000	Clark County, Nevada School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	579,525
1,000,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	1,167,440
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	284,703
500,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	567,235
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO) 4.00%, 12/01/19 (c)	559,155

		6,086,172

New Hampshire: 0.9%
1,000,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	1,255,070
500,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	623,320
2,450,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	3,033,786

		4,912,176

New Jersey: 3.9%
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,328,220
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	1,171,510
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/21	1,212,550
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22	1,222,230
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	603,840
500,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/22 (c)	587,050
500,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/22 (c)	569,530
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (c)	578,160
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	617,235
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	1,240,410
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	644,605
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	361,506
500,000	New Jersey State Various Purpose (GO) 4.00%, 06/01/19 (c)	546,795
500,000	New Jersey State Various Purpose (GO) 5.00%, 06/01/19 (c)	599,865
500,000	New Jersey State Various Purpose (GO) 5.00%, 06/01/19 (c)	626,795
1,000,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	1,245,960
2,000,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	2,470,100
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	600,621
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,238,400
660,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24	823,409
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	962,588
960,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	913,238

		21,164,617

New Mexico: 0.7%
500,000	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	616,160
1,500,000	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	1,832,880
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (c)	1,126,160
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	331,321

		3,906,521

New York: 16.8%
1,000,000	City of New York, New York (GO) 5.00%, 08/01/22	1,262,270
1,250,000	County of Nassau, New York (GO) 4.00%, 04/01/21 (c)	1,304,862
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/19	602,235
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 05/01/21 (c)	593,730
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (c)	583,820
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/17 (c)	299,873
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/18 (c)	298,233
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (c)	584,495
2,000,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22 (c)	2,380,120
285,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/21	346,856
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	931,081
475,000	Nassau County, New York Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (c)	536,451
1,000,000	Nassau County, New York Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (c)	1,196,390
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	307,073
1,060,000	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW) 5.00%, 07/15/21 (c)	1,303,779
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 05/01/21	630,290
425,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 02/01/22	537,276
600,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	695,118
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/20	616,355
1,000,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) 5.00%, 07/15/22	1,247,970
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	284,178
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	580,445
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	578,760
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	551,785
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	329,381
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/20	1,255,460
725,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/21 (c)	896,680
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	469,488
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	581,585
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	606,310
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	1,205,460
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	599,360
500,000	New York City, Series B (GO) 5.00%, 08/01/17	599,360
900,000	New York City, Series B (GO) 5.00%, 08/01/19	1,109,088
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	682,143
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	298,548
1,005,000	New York City, Series C (GO) 5.25%, 08/01/18	1,237,125
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	298,210
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	596,860
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	1,182,020
500,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	589,590
985,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	1,169,077
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	440,696
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	286,150
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	594,345
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	590,405
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (c)	280,963
800,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	1,005,872
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	578,390
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	583,100
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	535,325
1,000,000	New York State Bridge Authority (RB) 4.00%, 01/01/21	1,155,790
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	295,705
375,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/18	449,441
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (c)	585,800
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	608,040
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	595,700
3,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	3,725,130
775,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/22	990,016
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	347,625
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	604,400
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	610,650
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	604,400
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (c)	1,180,750
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	583,330
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	609,535
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/21 (c)	1,997,385
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (c)	275,350
1,000,000	New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB) 5.00%, 05/15/19	1,216,280
250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (c)	282,218
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/18 (c)	594,210
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	555,720
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (c)	570,555
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	576,415
415,000	New York State Thruway Authority, Local Highway & Bridge Service (RB) 5.00%, 04/01/19	507,624
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (c)	554,835
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (c)	285,833
400,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/18 (c)	484,128
1,555,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/20 (c)	1,917,284
350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	404,708
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	1,151,690
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (c)	280,673
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,217,640
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/21 (c)	308,025
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 10/01/18 (c)	1,154,870
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (c)	586,645
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/19	613,720
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/21	1,255,250
250,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/21 (c)	307,530
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/18 (c)	622,219
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/20 (c)	605,190
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 03/15/19 (c)	609,930
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	595,815
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	1,188,360
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	626,540
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,185,070
1,000,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 4.00%, 03/15/21 (c)	1,143,100
700,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 4.00%, 03/15/21 (c)	789,026
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	549,595
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	608,040
1,000,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/18	1,232,930
500,000	New York State, Series A (GO) 3.00%, 03/01/17	553,625
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,096,240
500,000	New York State, Series A (GO) 3.50%, 02/15/21 (c)	551,955
1,050,000	New York State, Series A (GO) 4.00%, 02/15/21 (c)	1,177,207
800,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	905,352
1,000,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	1,121,000
500,000	New York Triborough Bridge & Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (c)	573,185
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	523,990
1,000,000	Suffolk County, New York Public Improvement Series A (GO) 4.00%, 05/15/19 (c)	1,052,140
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,124,900
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (c)	532,480
1,000,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 11/15/19	1,241,390
3,455,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 01/01/22 (c)	4,181,725

		91,290,340

North Carolina: 0.5%
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 4.50%, 05/01/20 (c)	584,565
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	613,630
1,000,000	North Carolina State, Department of State Treasurer, Great Anticipation Revenue (RB) 5.00%, 03/01/18	1,211,630
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	519,736

		2,929,561

Ohio: 2.6%
1,000,000	City of Columbus, Ohio Various Purpose, Series A (GO) 5.00%, 08/15/22 (c)	1,262,150
450,000	Columbus, Ohio Various Purpose Limited & Unlimited, Series A (GO) 4.25%, 09/01/17 (c)	501,412
900,000	Columbus, Ohio Various Purpose Limited & Unlimited, Series A (GO) 5.00%, 12/15/16 (c)	1,066,563
2,470,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	2,493,910
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	616,750
750,000	Ohio State Common Schools, Series A (GO) 5.00%, 09/15/22	956,715
450,000	Ohio State, Higher Education, Series A (GO) 4.00%, 08/01/18	522,949
500,000	Ohio State, Higher Education, Series C (GO) 4.25%, 08/01/22	595,465
250,000	Ohio State, Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	308,693
1,150,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	1,490,906
1,750,000	State of Ohio (GO) 4.00%, 09/15/21 (c)	1,946,175
1,175,000	State of Ohio (GO) 5.00%, 09/15/23	1,509,898
500,000	University of Akron, Series A (RB) (AGM) 5.00%, 01/01/20	594,870

		13,866,456

Oklahoma: 0.2%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	294,825
500,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	583,010

		877,835

Oregon: 1.2%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG) 4.26%, 06/15/22 ^	791,030
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	593,440
750,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM) 5.00%, 04/01/17 (c)	868,470
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (c)	1,196,200
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	284,755
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (c)	610,485
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (c)	536,251
575,000	Portland, Oregon Sewer System, Series A (RB) 5.00%, 03/01/20 (c)	679,759
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	778,876

		6,339,266

Pennsylvania: 2.5%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	577,945
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/21	1,269,430
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/22 (c)	1,268,480
500,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 02/15/19	617,280
250,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 07/01/19	310,947
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 04/15/18	609,295
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 01/01/16 (c)	570,885
1,000,000	Commonwealth of Pennsylvania, Second Series B (GO) 5.00%, 05/01/18	1,220,250
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	286,723
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	543,530
1,000,000	Pennsylvania Industrial Development Authority (RB) 5.00%, 07/01/21	1,207,450
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,709,235
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	538,155
1,000,000	Philadelphia, Pennsylvania, Series A (GO) (AGM) 5.00%, 08/01/17 (c)	1,150,650
1,000,000	Philadelphia, Pennsylvania, Series A (GO) (AGM) 5.25%, 12/15/18 (c)	1,182,860
290,000	University of Pittsburgh, Series A (RB) 5.50%, 03/15/19 (c)	364,466

		13,427,581

Puerto Rico: 1.8%
760,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/22	821,013
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	556,550
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	562,345
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (c)	326,058
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	574,615
1,150,000	Puerto Rico Electric Power Authority, Series VV (RB) (AGM) 5.25%, 07/01/27	1,391,178
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	1,096,810
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	568,585
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	555,625
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (c)	261,805
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (c)	315,762
1,050,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/18 (c)	1,105,314
500,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	572,265
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	571,630
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	541,915

		9,821,470

Rhode Island: 0.3%
370,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19	456,129
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (c)	1,162,082
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	281,070

		1,899,281

South Carolina: 1.6%
2,000,000	Charleston County, South Carolina Capital Improvement (GO) (SAW) 5.00%, 11/01/21 (c)	2,546,640
1,305,000	Richland County, South Carolina School District No. 1, Series A (GO) 4.00%, 09/01/21 (c)	1,528,938
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 4.00%, 09/01/21 (c)	552,435
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 5.00%, 09/01/21 (c)	620,200
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	633,900
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (c)	1,168,450
500,000	South Carolina State Public Service Authority, Series A (RB) 5.38%, 01/01/19 (c)	606,420
650,000	South Carolina State Public Service Authority, Series B (RB) 5.00%, 12/01/21	811,401
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (c)	283,633

		8,752,017

Tennessee: 2.2%
1,000,000	City of Memphis, Tennessee (GO) 5.00%, 07/01/20 (c)	1,232,470
500,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21	628,445
1,350,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21 (c)	1,688,134
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 01/01/18 (c)	607,440
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/20	614,580
1,750,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/21	2,160,462
1,950,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/22	2,427,906
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,231,640
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	560,615
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	277,500
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	710,087

		12,139,279

Texas: 6.7%
250,000	Bexar County, Texas North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	300,900
2,000,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/21	2,506,560
300,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/22	378,387
2,000,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/22 (c)	2,456,000
1,000,000	City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/23	1,269,700
1,100,000	Dallas Independent School District (GO) 5.00%, 02/15/21 (c)	1,370,391
2,000,000	Dallas Independent School District (GO) 5.00%, 02/15/21 (c)	2,479,160
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	290,113
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	308,125
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	613,615
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/18 (c)	597,085
1,000,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	1,199,830
750,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	937,410
500,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/20 (c)	611,155
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (c)	287,498
500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 02/15/17 (c)	552,315
2,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/21 (c)	2,456,600
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	1,188,780
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	583,960
250,000	Leander, Texas Independent School District (GO) 4.85%, 08/15/16 (c) ^	161,545
425,000	Lewisville, Texas Independent School District (GO) 5.00%, 02/15/19 (c)	516,651
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL) 5.13%, 01/01/18 (c)	549,285
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	1,712,520
750,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/17 (c)	859,110
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,565
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	605,625
750,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	905,880
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	604,285
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,289,706
1,500,000	San Antonio, Texas Water System Revenue, Series A (RB) 5.00%, 05/15/20 (c)	1,791,780
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 02/15/17 (c)	278,103
500,000	Tarrant County, Texas Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (c)	551,555
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	248,504
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	556,020
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	607,700
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	298,678
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 04/01/17 (c)	585,625
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	290,838
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	287,710
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (c)	601,450
1,000,000	University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	1,236,030
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (c)	605,970
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (c)	594,740

		36,132,459

Utah: 0.3%
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	627,900
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	623,715
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (c) ^	172,958

		1,424,573

Virginia: 2.5%
835,000	Commonwealth of Virginia, Series A (GO) 4.00%, 06/01/21 (c)	952,818
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,355,504
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/21	833,508
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Program Educational Facilities, Series A (RB) 5.00%, 02/01/22 (c)	2,522,420
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	616,610
2,150,000	Virginia Commonwealth Transportation Board (RB) 5.25%, 05/15/21 (c)	2,706,269
500,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	551,330
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (c)	302,138
500,000	Virginia State Public Building Authority, Public Facilities, Series A (RB) (NATL) 5.00%, 08/01/17 (c)	596,930
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 08/01/16 (c)	543,745
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	239,414
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	297,828
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 08/01/16 (c)	540,955
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (c)	282,235

		13,341,704

Washington: 4.8%
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	401,089
250,000	King County, Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (c)	291,613
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (c)	584,760
1,475,000	King County, Washington Public Hospital District No. 1, Series B (GO) 5.25%, 06/01/18 (c)	1,684,199
2,000,000	King County, Washington Sewer Revenue & Refunding (RB) 5.00%, 07/01/20 (c)	2,451,740
1,400,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,771,252
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (c)	288,113
855,000	State of Washington (GO) 4.00%, 07/01/22	1,012,252
1,000,000	State of Washington (GO) 5.00%, 07/01/21 (c)	1,244,660
500,000	University of Washington General Revenue, Series A (RB) 5.00%, 04/01/21 (c)	606,765
1,000,000	University of Washington General Revenue, Series A (RB) 5.00%, 04/01/21 (c)	1,207,420
2,000,000	Washington State Motor Vehicle Fuel Tax, Series B-1 (GO) 5.00%, 08/01/21	2,529,260
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 06/01/20	1,625,039
500,000	Washington State, Series R (GO) 5.00%, 07/01/20	625,845
150,000	Washington State, Series R (GO) 5.00%, 01/01/21	188,240
3,625,000	Washington State, Series R (GO) 5.00%, 07/01/22 (c)	4,542,705
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	587,510
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (c)	606,580
300,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/21 (c)	371,799
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (c)	1,212,210
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	296,505
1,000,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	1,181,240
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	586,645

		25,897,441

West Virginia: 0.2%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.13%, 09/01/19 (c)	250,124
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 09/01/14 (c)	524,470
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB) 5.00%, 07/01/18 (c)	573,015

		1,347,609

Wisconsin: 1.9%
1,300,000	State of Wisconsin (GO) 5.00%, 11/01/21	1,647,711
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	281,953
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	958,442
2,000,000	Wisconsin State, Series 2 (GO) 5.00%, 05/01/21	2,519,320
1,000,000	Wisconsin State, Series A (GO) 5.00%, 05/01/20	1,248,350
3,000,000	Wisconsin State, Series C (GO) 4.00%, 05/01/21 (c)	3,299,400
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (c)	297,983
25,000	Wisconsin State, Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	29,360

		10,282,519

Total Municipal Bonds (Cost: $506,441,411)		537,773,101

Number of Shares

MONEY MARKET FUND: 0.4% (Cost: $2,305,288)
2,305,288	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	2,305,288

Total Investments: 99.4% (Cost: $508,746,699)		540,078,389
Other assets less liabilities: 0.6%		3,094,537

NET ASSETS: 100.0%		$543,172,926

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	1.6%	$8,589,116
Bond Bank	0.3	1,770,115
Development	1.7	9,223,585
Education	5.5	29,740,908
Facilities	4.8	25,715,931
General Obligation	42.0	226,608,441
Higher Education	6.9	37,226,035
Medical	4.3	23,131,419
Multifamily Housing	0.1	555,625
Pollution	0.4	2,002,703
Power	4.6	24,726,493
School District	5.4	29,454,111
Single Family Housing	0.7	3,929,890
Student Loan	0.3	1,530,052
Tobacco Settlement	1.5	8,242,769
Transportation	10.4	55,958,254
Utilities	1.5	8,210,104
Water	7.6	41,157,550
Money Market Fund	0.4	2,305,288

	100.0%	$540,078,389

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$537,773,101	$—	$537,773,101
Money Market Fund	2,305,288	—	—	2,305,288

Total	$2,305,288	$537,773,101	$—	$540,078,389

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 97.0%
Australia: 1.6%
		FMG Resources August 2006 Pty. Ltd.
USD	200,000	6.88%, 02/01/14 (c) 144A	$202,750
	100,000	8.25%, 11/01/15 (c) 144A	105,750

			308,500

Austria: 2.3%
USD	100,000	OGX Austria GmbH 8.50%, 06/01/15 (c) Reg S	88,625
EUR	300,000	Sappi Papier Holding GmbH 6.63%, 04/15/15 (c) Reg S	369,465

			458,090

Bermuda: 1.8%
		Digicel Group Ltd.
USD	250,000	7.00%, 02/15/16 (c) Reg S	246,250
	100,000	8.88%, 09/26/12 (c) Reg S	102,250

			348,500

Canada: 6.6%
		Bombardier, Inc.
USD	200,000	5.75%, 03/15/22 (c) 144A	202,000
EUR	100,000	6.13%, 05/15/21 (c) Reg S	126,850
CAD	64,000	7.35%, 12/22/26 (c) 144A	66,567
	175,000	Cascades, Inc. 7.88%, 01/15/15 (c)	181,125
CAD	100,000	Corus Entertainment, Inc. 7.25%, 02/10/13 (c)	105,777
USD	200,000	Novelis, Inc. 8.75%, 12/15/15 (c)	223,000
	200,000	Pacific Rubiales Energy Corp. 7.25%, 12/12/17 (c) Reg S	226,000
CAD	150,000	Videotron Ltee 7.13%, 01/15/15 (c)	160,349

			1,291,668

Cayman Islands: 8.4%
USD	150,000	Agile Property Holdings Ltd. 8.88%, 04/28/14 (c) Reg S	151,500
	200,000	Country Garden Holdings Co. Ltd. 11.13%, 02/23/15 (c) Reg S	211,500
	100,000	Evergrande Real Estate Group Ltd. 13.00%, 01/27/15 (c) Reg S	99,300
	100,000	Fibria Overseas Finance Ltd. 7.50%, 05/04/15 (c) Reg S	109,500
	400,000	JBS Finance II Ltd. 8.25%, 01/29/15 (c) Reg S	402,480
	100,000	Marfrig Overseas Ltd. 9.50%, 05/04/15 (c) Reg S	77,000
	100,000	Mizuho Capital Investment USD 1 Ltd. 6.69%, 06/30/16 (c) Reg S	107,260
	200,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	220,500
EUR	200,000	UPCB Finance II Ltd. 6.38%, 07/01/15 (c) Reg S	252,468

			1,631,508

Colombia: 1.1%
USD	200,000	Transportadora de Gas Internacional S.A., E.S.P. 5.70%, 03/20/17 (c) 144A	210,000

Denmark: 1.0%
EUR	150,000	ISS Global A/S 4.50%, 12/08/14	188,427

Finland: 0.9%
EUR	150,000	Nokia OYJ 6.75%, 02/04/19	167,279

France: 6.9%
USD	100,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c)	103,500
EUR	150,000	Credit Agricole S.A. 4.13%, 11/09/15 (c)	133,012
	350,000	Lafarge S.A. 6.63%, 11/29/18	450,202
USD	450,000	Societe Generale S.A. 8.75%, 04/07/15 (c) Reg S	429,525
EUR	200,000	Wendel S.A. 4.38%, 08/09/17	237,073

			1,353,312

Germany: 3.5%
EUR	200,000	Deutsche Lufthansa A.G. 6.50%, 07/07/16	281,100
	150,000	Franz Haniel & Cie GmbH 6.25%, 02/08/18	198,421
	150,000	Unitymedia GmbH/Old 9.63%, 12/01/14 (c) Reg S	205,515

			685,036

India: 0.5%
USD	100,000	ICICI Bank Ltd. 6.38%, 04/30/17 (c) Reg S	94,250

Indonesia: 1.0%
USD	200,000	Berau Coal Energy Tbk PT 7.25%, 03/13/15 (c) 144A	202,740

Ireland: 4.5%
EUR	150,000	Ardagh Glass Finance Plc 8.75%, 02/01/15 (c) Reg S	182,192
		Gazprombank OJSC via GPB Eurobond Finance Plc Ireland
USD	100,000	6.25%, 12/15/14 Reg S	104,658
	200,000	6.50%, 09/23/15	212,094
EUR	350,000	Nara Cable Funding Ltd. 8.88%, 12/01/13 (c) Reg S	382,550

			881,494

Israel: 1.6%
USD	300,000	Israel Electric Corp. Ltd. 7.25%, 01/15/19 (c) Reg S	317,274

Italy: 0.5%
EUR	100,000	Banco Popolare S.C. 6.00%, 11/05/20	105,371

Kazakhstan: 1.8%
USD	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	202,000
EUR	150,000	Kazkommertsbank JSC 6.88%, 02/13/17	155,175

			357,175

Luxembourg: 9.0%
EUR	250,000	Beverage Packaging Holdings Luxembourg II S.A. 8.00%, 09/26/12 (c) Reg S	301,730
	150,000	Codere Finance Luxembourg S.A. 8.25%, 09/26/12 (c) Reg S	149,633
USD	200,000	Expro Finance Luxembourg S.C.A. 8.50%, 12/15/13 (c) 144A	199,500
EUR	250,000	Fiat Finance & Trade S.A. 7.00%, 03/23/17 Reg S	296,345
	100,000	Ineos Group Holdings Ltd. 7.88%, 02/15/13 (c) Reg S	105,913
USD	200,000	Severstal OAO Via Steel Capital S.A. 9.25%, 04/19/14 144A	217,662
	100,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) Reg S	99,000
		Wind Acquisition Finance S.A.
	100,000	11.75%, 07/15/13 (c) Reg S	83,500
EUR	300,000	11.75%, 07/15/13 (c) Reg S	309,427

			1,762,710

Mexico: 2.5%
USD	200,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) Reg S	187,000
	100,000	Corp GEO S.A.B. de C.V. 9.25%, 06/30/15 (c) Reg S	105,750
	200,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, 02/03/17 (c) Reg S	203,500

			496,250

Netherlands: 12.7%
EUR	300,000	ABN Amro Bank N.V. 4.31%, 03/10/16 (c)	260,417
	150,000	Conti-Gummi Finance B.V. 6.50%, 10/05/13 (c) Reg S	197,664
USD	200,000	GT 2005 Bonds B.V. 6.00%, 09/27/12 (c)	196,000
EUR	350,000	HeidelbergCement Finance B.V. 8.00%, 01/31/17 Reg S	497,854
USD	250,000	Majapahit Holding B.V. 7.25%, 06/28/17 Reg S	292,500
	200,000	Metinvest B.V. 10.25%, 05/20/15 Reg S	199,000
EUR	200,000	Schaeffler Finance B.V. 8.75%, 02/15/15 (c) Reg S	264,783
	250,000	UPC Holding B.V. 8.00%, 09/26/12 (c) Reg S	320,203
USD	250,000	VimpelCom Holdings B.V. 6.25%, 03/01/17 Reg S	249,370

			2,477,791

Norway: 2.2%
		Eksportfinans ASA
USD	150,000	1.88%, 04/02/13	147,924
	200,000	2.00%, 09/15/15	179,632
	100,000	5.50%, 06/26/17	98,104

			425,660

Portugal: 1.2%
EUR	200,000	Banco Espirito Santo S.A. 5.63%, 06/05/14	237,403

Russia: 1.6%
USD	300,000	Alfa MTN Invest Ltd. 9.25%, 06/24/13 (p) Reg S	316,575

Sweden: 0.5%
USD	100,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	105,750

United Arab Emirates: 0.9%
USD	150,000	Dubai Electricity & Water Authority 6.38%, 10/21/16 144A	166,500

United Kingdom: 13.6%
USD	200,000	Afren Plc 10.25%, 04/08/16 (c) 144A	214,000
GBP	150,000	Enterprise Inns Plc 6.50%, 12/06/18	192,716
	300,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c)	317,277
EUR	150,000	Ineos Finance Plc 9.25%, 05/15/13 (c) Reg S	197,202
GBP	200,000	Jaguar Land Rover Plc 8.13%, 05/15/14 (c) Reg S	325,268
	100,000	Lloyds TSB Bank Plc 10.75%, 12/16/16 (c) Reg S	168,783
EUR	200,000	OTE Plc 7.25%, 04/08/14	170,093
		Royal Bank of Scotland Group Plc
	200,000	4.63%, 09/22/16 (c)	189,628
USD	100,000	5.05%, 01/08/15	100,509
	250,000	Vedanta Resources Plc 8.75%, 01/15/14 (c) Reg S	260,625
	300,000	Virgin Media Finance Plc 9.50%, 08/15/13 (c)	337,125
	200,000	West China Cement Ltd. 7.50%, 01/25/14 (c) Reg S	176,500

			2,649,726

United States: 5.7%
USD	100,000	Cemex Finance LLC 9.50%, 12/14/13 (c) Reg S	99,750
	450,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 (c) 144A	482,625
		Valeant Pharmaceuticals International
	300,000	6.88%, 12/01/14 (c) 144A	318,375
	200,000	7.00%, 10/01/15 (c) 144A	207,500

			1,108,250

Venezuela: 3.1%
USD	80,000	CA La Electricidad de Caracas 8.50%, 04/10/18 (c)	56,400
		Petroleos de Venezuela S.A.
	350,000	5.50%, 04/12/37 (c) Reg S	205,205
	200,000	8.50%, 11/02/17 (c) Reg S	168,000
	100,000	9.00%, 11/17/21 (c) Reg S	75,000
	100,000	12.75%, 02/17/22 Reg S	97,000

			601,605

Total Corporate Bonds (Cost: $19,424,722)			18,948,844

Number of Shares

MONEY MARKET FUND: 0.2% (Cost: $45,202)

45,202	Dreyfus Government Cash Management Fund	45,202

Total Investments: 97.2% (Cost: $19,469,924)		18,994,046
Other assets less liabilities: 2.8%		538,307

NET ASSETS: 100.0%		$19,532,353

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Reg S  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,795,969, or 14.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	11.4%	$2,171,992
Communications	18.0	3,418,406
Consumer, Cyclical	10.4	1,980,509
Consumer, Non-cyclical	9.0	1,698,407
Diversified	2.3	435,494
Energy	9.4	1,789,570
Financial	21.2	4,021,897
Industrial	13.7	2,599,895
Utilities	4.4	832,674
Money Market Fund	0.2	45,202

	100.0%	$18,994,046

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$18,948,844	$—	$18,948,844
Money Market Fund	45,202	—	—	45,202

Total	$45,202	$18,948,844	$—	$18,994,046

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 13.8%
United States: 13.8%
$500,000	Coca-Cola Enterprises, Inc. 0.77%, 02/18/14	$500,624
500,000	Hewlett-Packard Co. 2.02%, 09/19/14	506,614

Total Corporate Bonds (Cost: $1,006,150)		1,007,238

FLOATING RATE NOTES: 78.8%
Australia: 8.2%
300,000	Australia Commonwealth Bank 1.20%, 03/17/14 144A	300,994
300,000	National Australia Bank Ltd. 1.18%, 04/11/14 144A	300,540

		601,534

Denmark: 4.0%
300,000	Danske Bank A/S 1.51%, 04/14/14 144A	293,682

Sweden: 4.8%
350,000	Nordea Bank A.B. 1.36%, 01/14/14 144A	351,145

Switzerland: 13.7%
1,000,000	Credit Suisse 1.42%, 01/14/14	1,001,261

United States: 48.1%
225,000	Archer-Daniels-Midland Co. 0.63%, 08/13/12	225,040
350,000	BlackRock, Inc. 0.77%, 05/24/13	351,191
1,051,000	Citigroup, Inc. 2.17%, 05/15/18	1,002,363
282,000	General Electric Capital Corp. 0.85%, 05/05/26	232,171
	Goldman Sachs Group, Inc.
125,000	0.96%, 01/12/15	119,638
100,000	1.06%, 09/29/14	97,244
100,000	1.47%, 02/07/14	99,073
125,000	HSBC Finance Corp. 0.71%, 01/15/14	123,691
500,000	JPMorgan Chase Bank, NA 0.80%, 06/13/16	466,773
	Morgan Stanley
300,000	0.94%, 10/15/15	274,227
50,000	2.05%, 01/24/14	49,277
225,000	US Bank, NA 0.67%, 09/26/12 (c)	225,210
250,000	Wells Fargo & Co. 0.64%, 10/28/15	244,971

		3,510,869

Total Floating Rate Notes (Cost: $5,878,333)		5,758,491

Number of Shares

MONEY MARKET FUND: 7.9% (Cost: $580,637)
580,637	Dreyfus Government Cash Management Fund	580,637

Total Investments: 100.5% (Cost: $7,465,120)		7,346,366
Liabilities in excess of other assets: (0.5)%		(39,212)

NET ASSETS: 100.0%		$7,307,154

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,246,361, or 17.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Consumer, Non-cyclical	9.9%	$725,664
Financial	75.3	5,533,451
Technology	6.9	506,614
Money Market Fund	7.9	580,637

	100.0%	$7,346,366

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$1,007,238	$—	$1,007,238
Floating Rate Notes*	—	5,758,491	—	5,758,491
Money Market Fund	580,637	—	—	580,637

Total	$580,637	$6,765,729	$—	$7,346,366

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

	Principal Amount		Value

CORPORATE BONDS: 95.7%
Argentina: 1.1%
USD	249,000	Argentine Republic Government International Bond 2.50%, 12/31/38
			$81,548

Brazil: 21.4%
USD	138,000	Banco BMG S.A. 9.95%, 11/05/19 Reg S	135,930
	145,000	Banco do Brasil S.A./Cayman 5.38%, 01/15/21 Reg S	151,525
	142,000	Banco Santander Brasil S.A. 4.50%, 04/06/15 144A	145,372
		Brazil Notas do Tesouro Nacional, Series F
BRL	320,000	10.00%, 01/01/13	157,836
	522,000	10.00%, 01/01/14	261,683
	522,000	10.00%, 01/01/17	263,797
	240,000	10.00%, 01/01/21	120,548
EUR	200,000	Vale S.A. 4.38%, 03/24/18	269,582
	75,000	Votorantim Cimentos S.A. 5.25%, 04/28/17 Reg S	99,221

			1,605,494

Cayman Islands: 4.9%
USD	290,000	Petrobras International Finance Co. - Pifco 6.75%, 01/27/41 (c)	365,486

Chile: 4.2%
USD	146,000	Chile Government International Bond 3.88%, 08/05/20	165,345
	117,000	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	150,304

			315,649

Colombia: 8.7%
		Colombian Government International Bonds
COP	385,000,000	7.75%, 04/14/21	271,354
	550,000,000	12.00%, 10/22/15	385,470

			656,824

Costa Rica: 1.9%
USD	104,000	Costa Rica Government International Bond 10.00%, 08/01/20 Reg S	140,140

Dominican Republic: 2.0%
USD	139,000	Dominican Republic International Bond 7.50%, 05/06/21 Reg S	152,344

Mexico: 28.5%
USD	145,000	America Movil S.A.B. de C.V. 5.63%, 11/15/17 (c)	173,018
	435,000	Axtel S.A.B. de C.V. 7.63%, 09/26/12 (c) Reg S	252,300
	435,000	Banco Mercantil del Norte S.A. 4.38%, 07/19/15 Reg S	456,750
	135,000	Cemex S.A.B. de C.V. 9.00%, 01/11/15 (c) 144A	126,225
		Mexican Bonds
MXN	2,173,000	6.00%, 06/18/15	169,490
	4,483,000	6.50%, 06/10/21	372,041
	4,500,000	7.75%, 12/14/17	384,528
	2,237,000	8.00%, 12/07/23	207,366

			2,141,718

Panama: 2.2%
USD	118,000	Panama Government International Bond 7.13%, 01/29/26	166,675

Peru: 4.0%
USD	150,000	Banco de Credito del Peru 5.38%, 09/16/20 (c) Reg S	160,500
	115,000	Peruvian Government International Bond 9.88%, 02/06/15	139,150

			299,650

United States: 6.9%
USD	129,000	Gerdau Holdings, Inc. 7.00%, 01/20/20 Reg S	148,672
	290,000	Pemex Project Funding Master Trust 6.63%, 06/15/38 (c)	373,360

			522,032

Venezuela: 9.9%
USD	579,000	Petroleos de Venezuela S.A. 5.38%, 04/12/27 (c)	344,505
		Venezuela Government International Bonds
	300,000	9.25%, 09/15/27	249,450
	145,000	10.75%, 09/19/13	150,437

			744,392

Total Corporate Bonds: (Cost: $7,267,207)			7,191,952
Other assets less liabilities: 4.3%			319,311

NET ASSETS: 100.0%			$7,511,263

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Reg S     Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A      Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $421,901, or 5.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	7.9%	$568,558
Communications	5.9	425,318
Diversified	1.4	99,221
Energy	15.1	1,083,351
Financial	14.6	1,050,077
Government	53.4	3,839,202
Industrial	1.7	126,225

	100.0%	$7,191,952

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$7,191,952	$—	$7,191,952

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.9%
Alabama: 0.5%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (c)	$543,975

Alaska: 0.2%
205,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/01/18 (c)	217,798

Arizona: 4.5%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	277,567
1,500,000	Arizona Sports & Tourism Authority (RB) 5.00%, 07/01/22 (c)	1,684,350
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (c)	262,253
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 07/01/17 (c)	268,655
1,120,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	1,285,603
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	261,073
500,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	522,040

		4,561,541

California: 12.7%
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 04/01/17 (c)	527,475
430,000	Bay Area Toll Authority (RB) 5.00%, 10/01/20 (c)	476,715
250,000	California State (GO) 4.88%, 12/01/17 (c)	267,945
1,000,000	California State (GO) 5.00%, 10/01/19 (c)	1,111,640
500,000	California State Various Purpose (GO) 5.00%, 09/01/21 (c)	565,360
500,000	California State Various Purpose (GO) 5.00%, 06/01/17 (c)	536,010
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (c)	574,505
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (c)	439,545
750,000	California Statewide Communities Development Authority, Series A (RB) 4.75%, 04/01/17 (c)	776,572
1,000,000	California Statewide Communities Development Authority, Series CA (RB) 5.00%, 12/01/21 (c)	1,117,610
255,000	Chabot-Los Positas, California Community College District, Series B (GO) (AMBAC) 5.00%, 08/01/16 (c)	282,675
500,000	City of Torrance CA (RB) 4.75%, 09/01/20 (c)	537,800
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (c)	265,985
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (c)	275,470
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 ^	113,238
320,000	Long Beach Bond Finance Authority (RB) 5.00%, 11/15/35	330,717
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	280,172
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (c)	282,070
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 07/01/17 (c)	537,075
350,000	Los Angeles, California Wastewater System, Series A (RB) 5.00%, 06/01/20 (c)	405,909
500,000	M-S-R Energy Authority, Series C (RB) 6.50%, 11/01/39	631,990
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	272,290
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (c)	265,483
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (c)	271,253
1,000,000	State of California (GO) 5.00%, 04/01/22 (c)	1,095,380
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (c)	272,913
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM) 5.00%, 08/01/16 (c)	272,328
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 ^	120,903

		12,907,028

Colorado: 2.8%
500,000	Colorado Health Facilities Authority (RB) 5.00%, 06/01/22 (c)	541,545
1,650,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	1,795,678
425,000	Public Authority for Colorado Energy (RB) 6.50%, 11/15/38	535,950

		2,873,173

Connecticut: 0.5%
500,000	Connecticut State Health & Educational Facility Authority (RB) 5.00%, 07/01/21 (c)	539,875

District of Columbia: 2.5%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	542,000
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (c)	800,415
600,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (c)	671,976
500,000	District of Columbia, Series A (GO) (FGIC) (NATL) 4.50%, 06/01/17 (c)	520,655

		2,535,046

Florida: 5.2%
500,000	Broward County, Florida Educational Facilities Authority, Nova Southeastern University Project (RB) (AGO) 5.00%, 04/01/16 (c)	529,420
1,000,000	City of Tampa FL (RB) 5.00%, 05/15/22 (c)	1,125,070
500,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	586,030
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (c)	273,508
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (c)	271,110
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 07/01/16 (c)	267,648
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (c)	534,640
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 4.13%, 04/01/22 (c)	507,755
350,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (c)	387,642
250,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (c)	266,570
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (c)	253,778
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (c)	268,680

		5,271,851

Georgia: 2.6%
500,000	Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project (RB) 4.25%, 07/01/20 (c)	532,105
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	399,124
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (c)	517,470
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	352,037
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	273,380
500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	556,670

		2,630,786

Hawaii: 1.1%
1,000,000	State of Hawaii, Department of Budget and Finance (RB) 6.50%, 07/01/19 (c)	1,163,380

Illinois: 3.2%
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	550,380
500,000	Illinois Finance Authority, Chicago University (RB) 5.00%, 07/01/17 (c)	543,670
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	852,705
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	556,100
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	274,500
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	511,315

		3,288,670

Indiana: 1.6%
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	300,710
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	525,475
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (c)	787,017

		1,613,202

Iowa: 1.2%
1,000,000	Iowa Finance Authority (RB) 5.00%, 08/01/21 (c)	1,203,830

Kansas: 0.3%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (c)	269,243

Kentucky: 1.5%
1,000,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.38%, 08/15/18 (c)	1,152,210
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	320,335

		1,472,545

Louisiana: 0.9%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (c)	273,198
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (c)	415,544
250,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	263,683

		952,425

Maryland: 0.6%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (c)	586,505

Massachusetts: 4.7%
525,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 07/01/22 (c)	540,592
250,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 07/01/17 (c)	272,668
1,375,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	1,661,605
500,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	578,550
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 07/01/19 (c)	180,303
500,000	Massachusetts State Water Pollution Abatement Trust, Series 16 (RB) 3.25%, 08/01/20 (c)	509,185
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 02/01/17 (c)	528,725
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	562,805

		4,834,433

Michigan: 2.0%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	576,830
1,250,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	1,384,425
250,000	Michigan State Building Authority, Series IA (RB) (FGIC) (NATL) 5.15%, 10/15/16 (c) ^	118,778

		2,080,033

Missouri: 0.8%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (c)	270,425
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (c)	504,666

		775,091

Montana: 0.5%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	548,340

Nebraska: 0.5%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB) 5.25%, 09/01/22 (c)	529,680

Nevada: 0.8%
750,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	765,885

New Jersey: 3.5%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (c)	544,060
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 ^	464,911
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 ^	381,600
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (c)	573,495
500,000	New Jersey State Turnpike Authority, Series E (RB) 5.25%, 01/01/19 (c)	570,475
1,205,000	New Jersey Transportation Trust Fund Authority (RB) 4.83%, 12/15/30 ^	553,601
515,000	New Jersey Transportation Trust Fund Authority (RB) 4.97%, 12/15/31 ^	223,798
830,000	New Jersey Transportation Trust Fund Authority (RB) 5.43%, 12/15/37 ^	254,179

		3,566,119

New York: 14.6%
600,000	Metropolitan Transportation Authority (RB) 4.00%, 11/15/22 (c)	634,740
1,170,000	Metropolitan Transportation Authority (RB) 4.00%, 11/15/22 (c)	1,218,052
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (c)	281,092
1,000,000	Metropolitan Transportation Authority, Series E (RB) 3.50%, 11/15/22 (c)	1,000,820
795,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	840,577
750,000	New York City Municipal Water Finance Authority (RB) 5.00%, 06/15/20 (c)	877,290
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/21 (c)	567,330
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	582,155
1,000,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	1,141,170
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (c)	544,545
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.50%, 01/15/18 (c)	262,303
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB) 5.13%, 02/01/21 (c)	581,185
450,000	New York Liberty Development Corp. (RB) 5.50%, 10/01/37	540,310
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (c)	831,375
500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	574,800
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	567,130
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (c)	566,810
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	289,135
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (c)	267,880
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	572,150
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 09/15/16 (c)	563,840
1,000,000	Triborough Bridge & Tunnel Authority (RB) 4.00%, 11/15/22 (c)	1,072,310
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	554,130

		14,931,129

North Carolina: 2.3%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP) 5.00%, 06/01/19 (c)	559,015
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (c)	276,425
545,000	Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/18 (c)	617,185
730,000	Charlotte-Mecklenburg Hospital Authority (RB) 5.25%, 01/15/21 (c)	826,163
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	109,706

		2,388,494

Ohio: 3.7%
750,000	Butler County, Pennsylvania Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	815,122
1,000,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	1,117,660
1,750,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	1,885,117

		3,817,899

Oklahoma: 0.3%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 02/15/17 (c)	262,383

Oregon: 0.5%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 ^	495,664

Pennsylvania: 1.6%
420,000	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB) 4.00%, 06/01/22 (c)	422,020
250,000	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB) 5.00%, 06/01/22 (c)	269,295
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	354,357
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (c)	272,748
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (c)	274,127

		1,592,547

Puerto Rico: 5.5%
1,250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	1,280,025
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.75%, 07/01/22 (c)	537,500
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.50%, 07/01/22 (c)	793,410
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	283,827
650,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/35	719,225
250,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	265,503
500,000	Puerto Rico Highway & Transportation Authority (RB) (AGM) 5.25%, 07/01/32	593,615
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB) 5.00%, 08/01/21 (c)	1,082,770

		5,555,875

South Carolina: 2.9%
250,000	Kershaw County, South Carolina Public School Foundation (RB) (FGIC) 5.00%, 12/01/16 (c)	271,623
1,175,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	1,339,265
750,000	South Carolina State Public Service Authority (RB) 5.00%, 01/01/20 (c)	855,412
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (c)	526,315

		2,992,615

Tennessee: 0.5%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	474,916

Texas: 5.3%
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (c)	269,700
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (c)	278,985
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (c)	575,880
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	713,094
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	579,840
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB) 4.50%, 11/15/17 (c)	530,595
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (c)	571,600
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 01/01/36 ^	164,330
2,750,000	North Texas Tollway Authority (RB) (AGO) 5.25%, 01/01/38 ^	807,702
300,000	North Texas Tollway Authority (RB) 5.00%, 09/01/21 (c)	351,264
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (c)	276,852
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (c)	273,083

		5,392,925

Virginia: 2.5%
750,000	Virginia College Building Authority, Liberty University (RB) 5.00%, 03/01/20 (c)	840,187
320,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 09/01/17 (c)	355,824
750,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	827,257
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	557,285

		2,580,553

Washington: 4.5%
500,000	King county, Washington Sewer Revenue & Refunding Bonds (RB) 5.00%, 07/01/20 (c)	560,595
825,000	King county, Washington Sewer Revenue & Refunding Bonds (RB) 5.00%, 01/01/22 (c)	920,667
50,000	NJB Properties Lease, King County Washington Project, Series A (RB) 5.00%, 12/01/16 (c)	54,304
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (c)	274,405
250,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (c)	290,112
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	533,195
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	815,927
1,085,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	1,176,031

		4,625,236

Total MunicipalBonds (Cost: $92,917,362)		100,840,690

Number
of Shares

MONEY MARKET FUND: 1.1% (Cost: $1,141,852)
1,141,852	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,141,852

Total Investments: 100.0% (Cost: $94,059,214)		101,982,542
Other assets less liabilities: 0.0%		32,185

NET ASSETS: 100.0%		$102,014,727

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.5%	$534,640
Bond Bank	0.8	787,017
Development	5.8	5,863,781
Education	1.3	1,363,311
Facilities	4.1	4,211,938
General Obligation	16.6	16,939,923
Higher Education	9.1	9,269,099
Medical	22.4	22,878,258
Nursing Homes	1.3	1,374,270
Pollution	0.3	274,405
Power	4.5	4,569,035
School District	2.0	2,006,374
Single Family Housing	0.2	217,798
Transportation	13.5	13,787,591
Utilities	4.3	4,364,210
Water	12.2	12,399,040
Money Market Fund	1.1	1,141,852

	100.0%	$101,982,542

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$100,840,690	$—	$100,840,690
Money Market Fund	1,141,852	—	—	1,141,852

Total	$1,141,852	$100,840,690	$—	$101,982,542

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.0%
United States: 100.0%
238,709	American Capital Agency Corp.	$8,388,234
625,174	Annaly Capital Management, Inc.	10,896,783
240,036	Anworth Mortgage Asset Corp.	1,593,839
36,890	Apollo Commercial Real Estate Finance, Inc.	616,063
254,245	ARMOUR Residential REIT, Inc. †	1,947,517
160,401	Capstead Mortgage Corp.	2,258,446
932,756	Chimera Investment Corp.	2,014,753
58,448	Colony Financial, Inc.	1,072,521
138,857	CreXus Investment Corp.	1,455,222
169,220	CYS Investments, Inc. †	2,446,921
91,213	Dynex Capital, Inc.	947,703
90,663	Hatteras Financial Corp.	2,651,893
130,400	Invesco Mortgage Capital, Inc.	2,580,616
130,661	iStar Financial, Inc. * †	878,042
337,328	MFA Financial, Inc.	2,725,610
182,983	Newcastle Investment Corp.	1,363,223
199,230	NorthStar Realty Finance Corp. †	1,097,757
46,475	PennyMac Mortgage Investment Trust	979,228
75,231	RAIT Financial Trust †	349,072
139,498	Redwood Trust, Inc.	1,798,129
143,353	Resource Capital Corp.	781,274
115,351	Starwood Property Trust, Inc.	2,567,713
225,952	Two Harbors Investment Corp.	2,591,670
52,693	Winthrop Realty Trust	640,747

Total Real Estate Investment Trusts (Cost: $51,132,725)		54,642,976

MONEY MARKET FUND: 0.1% (Cost: $57,626)
57,626	Dreyfus Government Cash Management Fund	57,626

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $51,190,351)		54,700,602

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.9% (Cost: $3,251,108)
3,251,108	Bank of New York Overnight Government Fund	3,251,108

Total Investments: 106.0% (Cost: $54,441,459)		57,951,710
Liabilities in excess of other assets: (6.0)%		(3,298,224)

NET ASSETS: 100.0%		$54,653,486

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,143,768.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	99.9%	$54,642,976
Money Market Fund	0.1	57,626

	100.0%	$54,700,602

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Real Estate Investment Trusts*	$54,642,976	$—	$—	$54,642,976
Money Market Funds	3,308,734	—	—	3,308,734

Total	$57,951,710	$—	$—	$57,951,710

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Number of Shares		Value

PREFERRED STOCKS: 100.2%
Basic Materials: 1.9%
6,581	AngloGold Ashanti Holdings Finance PLC 6.00%, 09/15/13	$269,755

Communications: 8.6%
	Qwest Corp.
8,760	7.00%, 04/01/17 (c)	233,629
4,183	7.00%, 07/01/17 (c)	111,812
11,030	7.38%, 06/01/16 (c)	303,325
9,593	7.50%, 09/15/16 (c)	261,793
5,007	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c)	139,245
5,706	United States Cellular Corp. 6.95%, 05/15/16 (c)	155,488

		1,205,292

Consumer, Cyclical: 13.1%
9,889	Ford Motor Co. 7.50%, 09/26/12 (c)	268,981
41,709	General Motors Co. 4.75%, 12/01/13	1,396,000
4,169	The Goodyear Tire & Rubber Co. 5.88%, 04/01/14	177,349

		1,842,330

Consumer, Non-cyclical: 0.5%
4,519	National Healthcare Corp. 0.80%, 11/01/15 (c)	64,622

Energy: 5.0%
10,554	Apache Corp 6.00%, 08/01/13	512,608
7,675	Nexen, Inc. 7.35%, 09/26/12 (c)	194,177

		706,785

Financial: 37.9%
5,007	Annaly Capital Management Inc. (REIT) 7.63%, 05/16/17 (c)	128,680
6,673	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	182,840
6,811	Capstead Mortgage Corp. (REIT) 1.26%, 09/26/12 (c)	106,933
7,570	CBL & Associates Properties, Inc. 7.38%, 09/26/12 (c)	192,959
2,635	Colony Financial, Inc. (REIT) 8.50%, 03/20/17 (c)	67,193
	CommonWealth (REIT)
6,334	6.50%, 12/31/49 ^	151,066
4,586	7.25%, 05/15/16 (c)	122,079
4,797	Digital Realty Trust, Inc. (REIT) 7.00%, 09/15/16 (c)	128,032
5,336	Everest Re Capital Trust II 6.20%, 09/26/12 (c)	134,734
5,372	FelCor Lodging Trust, Inc. 1.95%, 12/31/49 ^	135,374
	Health Care REIT, Inc.
4,797	6.50%, 03/07/17 (c)	129,231
5,993	6.50%, 12/31/49 ^	339,264
	Hospitality Properties Trust
5,295	7.00%, 09/26/12 (c)	134,546
4,838	7.13%, 01/15/17 (c)	130,287
	Kimco Realty Corp.
6,673	6.00%, 03/20/17 (c)	172,497
7,675	7.75%, 10/10/12 (c)	195,175
4,797	National Retail Properties, Inc. 6.63%, 02/23/17 (c)	126,161
3,247	NorthStar Realty Finance Corp. (REIT) 8.25%, 09/26/12 (c)	75,006
	PartnerRe Ltd.
4,838	6.75%, 09/26/12 (c)	123,611
6,233	7.25%, 06/01/16 (c)	172,405
5,840	PS Business Parks, Inc. (REIT) 6.00%, 05/14/17 (c)	147,986
	Public Storage
4,797	5.63%, 06/15/17 (c)	125,969
7,717	5.75%, 03/13/17 (c)	203,806
7,675	5.90%, 01/12/17 (c)	204,462
8,133	6.35%, 07/26/16 (c)	222,763
6,257	6.50%, 04/14/16 (c)	176,885
6,819	Realty Income Corp. 6.63%, 02/15/17 (c)	184,931
4,169	Regency Centers Corp. 6.63%, 02/16/17 (c)	110,729
	RenaissanceRe Holdings Ltd.
4,169	6.08%, 09/24/12 (c)	105,476
5,007	6.60%, 09/26/12 (c)	127,178
3,660	Senior Housing Properties Trust 5.63%, 08/01/17 (c)	89,670
4,879	SL Green Realty Corp. 7.63%, 09/26/12 (c)	124,756
7,675	Vornado Realty LP (REIT) 7.88%, 10/01/14 (c)	216,281
	Vornado Realty Trust (REIT)
3,137	5.70%, 07/18/17 (c)	78,582
4,504	6.63%,09/26/12 (c)	114,131
5,840	Weingarten Realty Investors 6.50%, 09/26/12 (c)	147,518

		5,329,196

Government: 1.9%
	Tennessee Valley Authority
5,509	4.06%, 06/01/13 (p)	149,349
4,566	4.15%, 05/01/13 (p)	121,456

		270,805

Industrial: 6.0%
5,840	Seaspan Corp. 9.50%, 01/30/16 (c)	160,016
7,843	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	203,447
9,177	United Technologies Corp. 7.50%, 08/01/15 (c)	484,087

		847,550

Utilities: 25.3%
4,316	AES Trust III 6.75%, 09/24/12 (c)	216,447
5,254	American Electric Power Co., Inc. 8.75%, 03/01/13 (c)	144,695
4,169	BGE Capital Trust II 6.20%, 09/26/12 (c)	106,560
7,506	Constellation Energy Group, Inc. 8.63%, 06/15/13 (c)	199,885
11,428	Dominion Resources, Inc. (Virginia) 8.38%, 06/15/14 (c)	329,698
4,673	DTE Energy Co. 6.50%, 12/01/16 (c)	133,695
5,007	FPC Capital I 7.10%, 09/26/12 (c)	129,581
5,007	FPL Group Capital Trust I 5.88%, 09/26/12 (c)	132,435
	NextEra Energy Capital Holdings, Inc.
5,840	5.63%, 06/15/17 (c)	155,052
6,673	5.70%, 03/01/17 (c)	180,705
5,840	6.60%, 09/26/12 (c)	153,008
5,840	7.45%, 09/04/12 (c)	151,840
6,257	8.75%, 03/01/14 (c)	179,388
	PPL Corp.
8,156	8.75%, 05/01/14 (c)	439,282
9,593	9.50%, 07/01/13 (c)	521,380
7,922	SCE Trust I 5.63%, 06/15/17 (c)	210,488
6,673	Xcel Energy, Inc. 7.60%, 01/01/13 (c)	177,969

		3,562,108

Total Preferred Stocks (Cost: $14,069,256)		14,098,443
Liabilities in excess of other assets: (0.2)%		(23,324)

NET ASSETS: 100.0%		$14,075,119

REIT Real Estate Investment Trust
 ^  Security is convertible through date shown.
(c) Callable Security – the redemption date shown is when the security may be redeemed by the issuer.
(p) Puttable Security – the redemption date shown is when the security may be redeemed by the investor.

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Preferred Stocks*	$14,098,443	$—	$—	$14,098,443

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedule of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.5%
Arizona: 0.5%
$150,000	Arizona School Facilities Board, Series B (CP) (FGIC) 5.25%, 09/01/13 (c)	$158,084

California: 11.6%
875,000	California State (GO) 5.13%, 02/01/14 (c)	938,175
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.95%, 08/01/19 ^	315,262
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	443,320
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 07/01/13 (c)	261,440
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.38%, 07/01/13 (c)	471,100
500,000	Los Angeles, California, Series A (GO) (NATL) 5.00%, 09/01/13 (c)	525,715
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/34 (c)	629,312
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	276,865

		3,861,189

Colorado: 2.3%
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	753,773

Florida: 1.7%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL) 5.00%, 08/01/16	323,760
200,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	254,698

		578,458

Georgia: 0.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	272,425

Illinois: 12.4%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	595,735
1,250,000	Illinois State Toll Highway Authority (RB) (AGM) 5.00%, 07/01/16 (c)	1,469,712
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	881,827
1,000,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	1,175,770

		4,123,044

Indiana: 3.3%
1,000,000	Indiana Transportation Finance Authority, Highway Revenue (RB) (FGIC) 5.25%, 06/01/14 (c)	1,089,380

Kentucky: 0.9%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	283,955

Maryland: 1.7%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	558,725

Massachusetts: 11.0%
500,000	Commonwealth of Massachusetts (GO) (AGM) 5.50%, 11/01/15	581,585
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	736,853
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	285,308
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	607,295
1,100,000	Massachusetts Turnpike Authority, Turnpike Revenue, Series A (RB) (FGIC) 5.13%, 01/01/23 (c)	1,430,781

		3,641,822

Michigan: 3.9%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (c)	260,823
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (c)	522,550
500,000	Michigan State Hospital Finance Authority Hospital Revenue, Series A (RB) 5.50%, 03/01/13	515,115

		1,298,488

Nebraska: 13.9%
3,000,000	City of Omaha, Nebraska Conventions Center Arena Project, Series A (GO) 6.50%, 12/01/30	4,595,310

Nevada: 1.3%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	436,260

New Jersey: 15.4%
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	531,105
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	265,553
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 06/15/13 (c)	390,611
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 06/15/13 (c)	365,172
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 09/01/13 (c)	615,280
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	551,335
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	576,475
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	569,355
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	569,355
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	678,954

		5,113,195

New York: 1.9%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	366,918
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (c)	261,723

		628,641

North Carolina: 2.5%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	111,230
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB) 6.00%, 01/01/22 (c)	711,153

		822,383

Ohio: 3.8%

500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (c)	531,115
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (c)	532,770
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	200,871

		1,264,756

Oregon: 0.8%
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.13%, 11/15/12 (c)	253,508

Pennsylvania: 2.3%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 06/01/13 (c)	519,670
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/12 (c)	253,103

		772,773

Puerto Rico: 3.0%
955,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/13 (c)	996,523

Tennessee: 0.8%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	265,558

Texas: 0.8%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (c)	263,790

Utah: 0.9%
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (c)	286,057

Total Municipal Bonds (Cost: $31,148,723)		32,318,097

Number of Shares

MONEY MARKET FUND: 1.7% (Cost: $554,988)
554,988	Dreyfus Tax Exempt Cash Management Fund - Class B Shares
		554,988

Total Investments: 99.2% (Cost: $31,703,711)		32,873,085
Other assets less liabilities: 0.8%		269,857

NET ASSETS: 100.0%		$33,142,942

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.4%	$796,658
Education	5.9	1,922,398
Facilities	0.9	283,955
General Obligation	31.3	10,302,573
Higher Education	0.3	111,230
Medical	2.3	769,813
Power	3.0	976,711
School District	12.1	3,979,474
Transportation	32.8	10,789,988
Water	7.3	2,385,297
Money Market Fund	1.7	554,988

	100.0%	$32,873,085

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$32,318,097	$—	$32,318,097
Money Market Fund	554,988	—	—	554,988

Total	$554,988	$32,318,097	$—	$32,873,085

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 89.7%
Australia: 1.5%
CNY	500,000	Australia and New Zealand Banking Group Ltd.
		1.45%, 12/24/12	$78,150

Cayman Islands: 3.1%
CNY	1,000,000	MTR Corporation Cayman Islands Ltd. 0.63%, 06/17/13	155,231

China / Hong Kong: 49.9%
CNY	750,000	Bank of China Ltd. 2.65%, 09/30/12	117,639
	1,500,000	Bank of Communications Co. Ltd. 1.00%, 03/04/13	232,727
	1,670,000	China Development Bank Corp. 2.70%, 11/11/13	262,318
		China Government Bond
	1,000,000	1.80%, 12/01/15	155,053
	500,000	2.48%, 12/01/20	74,984
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	257,920
	500,000	China Resources Power Holdings Co. Ltd. 2.90%, 11/12/13	78,347
	1,700,000	Export-Import Bank of China 1.95%, 12/02/12	266,593
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14 Reg S	150,698
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	443,083
	500,000	Industrial & Commercial Bank of China Asia Ltd. 2.25%, 09/24/12	78,395
	1,000,000	Right Century Ltd. 1.85%, 06/03/14	151,285
	1,000,000	Sinochem Offshore Capital Co. Ltd. 1.80%, 01/18/14	153,400
	700,000	Sinotruk Hong Kong Ltd. 2.95%, 10/29/12	109,604

			2,532,046

Germany: 9.2%
CNY	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH 2.38%, 09/29/14 Reg S	467,691

Japan: 1.5%
CNY	500,000	Mitsubishi UFJ Lease & Finance Co. Ltd. 1.65%, 04/08/13	77,723

Luxembourg: 3.1%
CNY	1,000,000	VTB Bank OJSC Via VTB Capital S.A. 2.95%, 12/23/13 Reg S	155,178

Netherlands: 6.1%
CNY	2,000,000	Volkswagen International Finance NV 2.15%, 05/23/16	306,896

Singapore: 3.0%
CNY	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16 Reg S	154,030

United States: 12.3%
		Caterpillar Financial Services Corp.
CNY	1,000,000	1.35%, 07/12/13 Reg S	154,760
	2,500,000	2.00%, 12/01/12 Reg S	391,584
	500,000	McDonald’s Corp. 3.00%, 09/16/13	79,197

			625,541

Total Corporate Bonds (Cost: $4,547,550)			4,552,486

Number of Shares

MONEY MARKET FUND: 9.3% (Cost: $473,238)
	473,238	Dreyfus Government Cash Management Fund	473,238

Total Investments: 99.0% (Cost: $5,020,788)			5,025,724
Other assets less liabilities: 1.0%			51,860

NET ASSETS: 100.0%			$5,077,584

CNY      Chinese Yuan
Reg S    Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Appliances	9.3%	$467,691
Auto - Cars / Light Trucks	6.1	306,896
Auto-Med & Heavy Duty Trucks	2.2	109,604
Chemicals - Diversified	3.0	153,400
Commercial Banking Institution	13.2	662,089
Electric - Generation	6.7	336,267
Finance - Commercial	10.9	546,344
Finance - Leasing Company	1.5	77,723
Food - Miscellaneous / Diversified	3.0	151,285
Gas-Distribution	8.8	443,083
Government	4.6	230,037
Investment Companies	3.1	155,231
Real Estate Operation / Development	3.1	154,030
Retail - Restaurants	1.6	79,197
Rubber - Tires	3.0	150,698
Special Purpose Banks	10.5	528,911
Money Market Fund	9.4	473,238

	100.0%	$5,025,724

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Bonds*	$—	$4,552,486	$—	$4,552,486
Money Market Fund	473,238	—	—	473,238

Total	$473,238	$4,552,486	$—	$5,025,724

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.9%
Alabama: 1.9%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB) 5.00%, 12/01/15	$572,910
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB) 5.00%, 05/01/16	2,351,956

		2,924,866

Arizona: 2.7%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	559,295
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	271,923
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	848,115
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	545,877
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	632,379
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/17	1,030,405
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	326,124

		4,214,118

California: 11.8%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 ^	241,975
525,000	California Pollution Control Financing Authority, Environmental Improvement Refunding Revenue (RB) 2.60%, 09/02/14 (p)	545,344
1,370,000	California State (GO) 4.00%, 09/01/17	1,555,512
250,000	California State (GO) 5.00%, 11/01/13	264,130
600,000	California State (GO) 5.00%, 03/01/14	641,688
500,000	California State (GO) 5.00%, 10/01/15	565,585
500,000	California State (GO) 5.00%, 03/01/16	572,395
500,000	California State (GO) 5.00%, 09/01/16	581,020
460,000	California State (GO) (AMBAC) 5.00%, 11/01/16	537,105
250,000	California State (GO) 5.00%, 08/01/17	295,520
400,000	California State (GO) 5.00%, 11/01/17	475,684
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB) 5.00%, 05/01/16	873,825
500,000	California State Department of Water Resources, Power Supply Revenue, Series M (RB) 2.00%, 05/01/14	514,070
600,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	718,938
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	873,825
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	641,547
925,000	California State Economic Recovery, Series B (GO) 5.00%, 07/01/14 (p)	997,973
305,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	322,910
175,000	California State Various Purpose (GO) 5.00%, 11/01/15	198,492
1,000,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 04/01/13	1,031,420
500,000	Los Angeles County Public Works Financing Authority (RB) 5.00%, 08/01/14	536,205
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (RB) (NATL) (SA) 5.00%, 10/01/13	263,188
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	556,115
1,000,000	Los Angeles, California Unified School District, Series J (GO) 5.00%, 07/01/17	1,196,000
500,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	581,750
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	563,235
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	539,055
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	541,475
1,110,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	1,247,140

		18,473,121

Colorado: 0.9%
1,250,000	Colorado Health Facilities Authority, The Evangelical Lutheran and Good SamaritanSociety Project, Series B (RB) 5.00%, 12/01/14 (p)	1,359,900

Connecticut: 2.9%
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	525,375
260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/13	265,125
700,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	745,367
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	574,170
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 12/01/17	1,028,423
250,000	Connecticut State, Series B (GO) 5.00%, 05/01/14	269,925
500,000	Connecticut State, Series B (GO) 5.00%, 05/01/15	561,250
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	575,460

		4,545,095

Delaware: 0.2%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	266,680

District of Columbia: 0.2%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/01/12	251,548

Florida: 5.4%
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,188,432
260,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	303,555
600,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	700,512
475,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/17	559,588
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	589,708
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,116,000
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	260,848
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	552,862
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/15	281,548
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	263,550
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	460,800
425,000	Polk County School District (RB) (AGM) 5.00%, 10/01/16	484,963
1,000,000	State of Florida (GO) 5.00%, 06/01/16	1,166,250
400,000	State of Florida Lottery Revenue (RB) 5.00%, 07/01/17	476,488

		8,405,104

Georgia: 3.7%
250,000	Augusta, Georgia Water & Sewerage Revenue (RB) (AGM) 5.00%, 10/01/13	263,638
775,000	Georgia State Road & Tollway Authority (RB) 5.00%, 06/01/17	926,807
750,000	Georgia State, Series B (GO) 5.00%, 10/01/14	825,705
2,315,000	Gwinnett County School District (GO) 4.50%, 10/01/17	2,748,484
500,000	Municipal Electric Authority of Georgia (RB) 5.00%, 11/01/17	594,885
280,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/17	337,450

		5,696,969

Hawaii: 0.8%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	419,764
750,000	Honolulu, Hawaii City and County, Series B (GO) (AGM) 5.25%, 07/01/14	819,937

		1,239,701

Illinois: 8.2%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	291,985
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	801,217
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	264,663
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM) 5.00%, 07/01/13	104,198
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	132,606
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	270,640
250,000	County of Cook, Series A (GO) 4.00%, 11/15/16	279,805
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	552,070
500,000	Illinois State (GO) 5.00%, 01/01/15	543,520
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	543,770
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,116,660
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/18	568,855
500,000	Illinois State Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	541,000
500,000	Illinois State, Series A (GO) 3.50%, 09/01/12	501,332
500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	531,985
250,000	Illinois State, Series A (GO) 5.00%, 06/01/13	259,068
500,000	Illinois State, Series A (GO) 5.00%, 06/01/16	564,855
300,000	Illinois State, Series B (GO) 5.00%, 01/01/13	305,448
50,000	Illinois State, Series B (GO) 5.00%, 01/01/15	54,352
390,000	State of Illinois (GO) 3.50%, 09/01/14	407,694
110,000	State of Illinois (GO) 3.50%, 09/01/14	117,072
250,000	State of Illinois (GO) 3.88%, 09/01/17	272,775
1,000,000	State of Illinois (GO) 4.00%, 08/01/14	1,060,120
850,000	State of Illinois (GO) 4.00%, 01/01/17	924,800
400,000	State of Illinois (GO) (AGM) 5.00%, 01/01/16	446,948
700,000	State of Illinois (GO) 5.00%, 01/01/17	791,077
500,000	State of Illinois, Series A (GO) 3.00%, 01/01/18	517,705

		12,766,220

Kentucky: 2.0%
500,000	Kentucky Infrastructure Authority (RB) 5.00%, 02/01/17	593,255
1,710,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB) 5.00%, 02/01/18	2,074,794
400,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/17	472,408

		3,140,457

Louisiana: 0.2%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 06/01/14	325,434

Maine: 0.7%
1,000,000	State of Maine (GO) 5.00%, 05/15/15	1,126,000

Maryland: 1.4%
500,000	Maryland State Transportation Authority (RB) 5.00%, 03/01/17	596,940
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	585,080
445,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/18	549,526
400,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO) 5.00%, 07/15/17	483,104

		2,214,650

Massachusetts: 0.8%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	113,362
500,000	Massachusetts School Building Authority (RB) 4.00%, 05/15/14	531,950
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	563,000

		1,208,312

Michigan: 0.8%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	272,658
420,000	Michigan Finance Authority, Clean Water Revolving Fund Revenue (RB) 5.00%, 10/01/14	459,711
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	567,215

		1,299,584

Minnesota: 0.7%
500,000	Minnesota State, Series F (GO) 4.00%, 08/01/13	518,865
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	552,170

		1,071,035

Mississippi: 0.2%
250,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	275,275

Missouri: 0.6%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	330,951
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	539,967

		870,918

Nebraska: 0.5%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	265,793
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	254,888
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	266,680

		787,361

Nevada: 1.2%
1,145,000	Clark County School District, Series C (GO) 5.00%, 06/15/17	1,347,104
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/13	260,028
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	270,338

		1,877,470

New Hampshire: 0.9%
1,250,000	State of New Hampshire (RB) 5.00%, 09/01/16	1,460,212

New Jersey: 5.1%
500,000	New Jersey Economic Development Authority (RB) 4.00%, 12/15/16	563,015
1,000,000	New Jersey Economic Development Authority (RB) 5.00%, 09/01/17	1,185,020
350,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 06/15/13	364,570
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	1,326,672
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	530,242
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	556,935
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	566,310
150,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	179,624
1,000,000	State of New Jersey (GO) 5.00%, 08/01/14	1,091,080
635,000	State of New Jersey (CP) 5.00%, 06/15/17	735,038
650,000	State of New Jersey (GO) 5.00%, 08/15/18	792,915

		7,891,421

New Mexico: 1.5%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	294,615
2,000,000	State of New Mexico (RB) 5.00%, 07/01/13	2,086,960

		2,381,575

New York: 22.2%
850,000	City of New York NY (GO) 5.00%, 08/01/17	1,018,912
450,000	City of New York, Series J (GO) 5.00%, 08/01/17	539,424
650,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/13 (p)	686,159
575,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/13	609,586
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	376,610
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	253,627
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 4.00%, 11/01/16	570,005
300,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/16	354,267
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/15	572,840
210,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	222,625
790,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	836,760
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	843,630
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/15	572,840
300,000	New York City, Series D (GO) 5.00%, 02/01/16	344,343
600,000	New York City, Series D (GO) 5.00%, 10/01/17	722,100
500,000	New York City, Series E (GO) 4.00%, 08/01/14	535,100
300,000	New York City, Series I (GO) 5.00%, 08/01/17	359,616
500,000	New York City, Series K (GO) 4.00%, 08/01/14	535,100
500,000	New York City, Series K (GO) 5.00%, 08/01/13	523,780
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	431,365
600,000	New York State Dormitory Authority, City University System, Series A (RB) 5.00%, 07/01/14	650,448
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 07/01/13	516,585
500,000	New York State Dormitory Authority, State Personal Education Series C (RB) 5.00%, 03/15/15	559,670
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,624,304
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	268,723
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	257,455
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	553,870
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	520,860
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	1,219,070
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,115,560
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	559,670
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	737,883
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	265,515
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	490,152
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	254,770
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	265,725
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	1,156,720
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	219,968
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	128,945
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	537,950
600,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/16	692,148
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	537,950
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	503,703
385,000	New York State Thruway Authority, State Personal Refunding Series A (RB) 5.00%, 03/15/17	458,720
300,000	New York State Urban Development Corp, Series C (RB) 5.00%, 03/15/17	357,444
580,000	New York State Urban Development Corp, Series D (RB) 5.00%, 01/01/16	663,706
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	276,812
250,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.25%, 01/01/17	296,925
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	254,415
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	532,025
2,000,000	New York State, Series A (GO) 3.00%, 02/01/16	2,175,900
500,000	New York State, Series A (GO) 3.00%, 03/01/16	544,825
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/14	1,081,190
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17	1,185,970
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/18	1,205,130
400,000	Town of Oyster Bay (GO) 3.00%, 08/15/17	423,988
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	588,245

		34,591,628

North Carolina: 2.0%
250,000	North Carolina Eastern Municipal Power Agency (RB) 5.00%, 01/01/16	283,633
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/15	329,952
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	363,746
300,000	North Carolina State, Series A (GO) 5.00%, 03/01/17	359,364
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	906,625
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	269,788
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	545,285

		3,058,393

Ohio: 1.8%
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	263,320
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	271,168
250,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	265,558
850,000	Ohio State Water Development Authority, Series A (RB) 3.38%, 07/01/15 (p)	881,416
1,000,000	State of Ohio (GO) 5.00%, 08/01/16	1,170,380

		2,851,842

Oregon: 0.2%
250,000	City of Portland, Series A (RB) (AGM) 5.00%, 06/15/16	292,397

Pennsylvania: 1.8%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	420,480
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	431,320
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	1,202,930
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST) 5.00%, 06/15/14	271,023
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	560,580

		2,886,333

Puerto Rico: 2.6%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	524,010
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	260,668
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	265,558
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	543,330
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	821,115
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	241,985
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	214,158
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	78,897
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	331,836
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD) 5.25%, 07/01/16	554,265
220,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	233,908

		4,069,730

South Carolina: 1.2%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,151,610
585,000	South Carolina State Public Service Authority (RB) (AMBAC) 5.00%, 01/01/17 (c)	685,175

		1,836,785

Tennessee: 0.4%
485,000	City of Memphis, Electric System Revenue (RB) 5.00%, 12/01/16	572,606

Texas: 6.2%
500,000	City of Dallas, Texas Refunding & Improvement, Series A (GO) 5.00%, 02/15/18	605,895
460,000	City of Houston TX (GO) 5.00%, 03/01/18	555,689
1,000,000	City of San Antonio Texas Water System Revenue (RB) (FGIC) (NATL) 5.50%, 05/15/16	1,182,600
300,000	City of San Antonio Texas, Series D (RB) 5.00%, 02/01/17	355,515
250,000	Dallas/Fort Worth International Airport (RB) 5.00%, 11/01/16	287,402
505,000	Harris County Tall Road Authority (RB) (NATL) 5.00%, 08/15/16	589,451
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	295,222
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	267,843
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL) 5.00%, 03/01/16	518,940
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	277,348
775,000	North Texas Tollway Authority, Series E (RB) 5.75%, 01/01/16 (p)	891,095
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	263,855
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	571,835
250,000	Texas State University Systems (RB) 5.00%, 03/15/18	303,570
250,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/16 (c)	289,180
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	128,161
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	269,498
1,300,000	Texas Water Development Board, Series A (RB) 5.00%, 07/15/17	1,571,492
415,000	Texas Water Development Board, Sub-Series B (RB) 5.63%, 07/15/14	458,019

		9,682,610

Utah: 1.1%
750,000	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB) 5.00%, 07/01/14 (c)	814,860
825,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	955,680

		1,770,540

Virginia: 1.0%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	538,995
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/15	280,835
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	132,831
500,000	Virginia College Building Authority (RB) 5.00%, 09/01/17	602,075

		1,554,736

Washington: 1.7%
1,000,000	Energy Northwest, Project 1 Electric Revenue Refunding, Series A (RB) 5.00%, 07/01/17	1,202,400
250,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/13	254,918
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/15	565,720
500,000	Washinton State, Various Purpose, Series B (GO) 5.00%, 07/01/17	600,400

		2,623,438

Wisconsin: 1.4%
1,500,000	City of Milwaukee, Wisconsin, Series N (GO) 5.00%, 02/01/15	1,666,335
525,000	Wisconsin State, Series C (GO) 3.00%, 05/01/13	535,888

		2,202,223

Total Municipal Bonds
(Cost: $150,500,296)		154,066,287

Number of Shares

MONEY MARKET FUND: 0.2%
(Cost: $340,751)
340,751	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	340,751

Total Investments: 99.1%
(Cost: $150,841,047)		154,407,038
Other assets less liabilities: 0.9%		1,457,270

NET ASSETS: 100.0%		$155,864,308

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.6%	$982,633
Development	2.7	4,179,637
Education	7.2	11,173,430
Facilities	3.3	5,084,788
General Obligation	41.4	63,943,044
Higher Education	7.8	12,097,931
Medical	2.8	4,329,751
Multifamily Housing	0.1	104,198
Pollution	0.8	1,144,966
Power	7.2	11,147,777
School District	5.6	8,609,766
Student Loan	0.6	955,680
Transportation	14.4	22,176,448
Utilities	0.4	529,648
Water	4.9	7,606,590
Money Market Fund	0.2	340,751

	100.0%	$154,407,038

The summary of inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$154,066,287	$—	$154,066,287
Money Market Fund	340,751	—	—	340,751

Total	$340,751	$154,066,287	$—	$154,407,038

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedule of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2012 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date, or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market and closed end publicly listed fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CEF Municipal Income ETF	$9,492,971	$729,910	$(97)	$729,813
Emerging Markets High Yield Bond ETF	14,665,446	244,418	(156,060)	88,358
Emerging Markets Local Currency Bond ETF	761,266,789	17,694,130	(33,097,111)	(15,402,981)
Fallen Angel High Yield Bond ETF	10,032,004	303,866	(128,619)	175,247
High-Yield Municipal Index ETF	706,654,141	64,589,936	(1,924,687)	62,665,249
Intermediate Municipal Index ETF	508,726,479	31,385,138	(33,228)	31,351,910
International High Yield Bond ETF	19,469,924	208,991	(684,869)	(475,878)
Investment Grade Floating Rate ETF	7,465,120	3,422	(122,176)	(118,754)
LatAm Aggregate Bond ETF	7,267,207	378,624	(453,879)	(75,255)
Long Municipal Index ETF	94,044,652	7,938,712	(822)	7,937,890
Mortgage REIT Income ETF	54,451,496	4,069,054	(568,840)	3,500,214
Preferred Securities ex Financials ETF	14,069,256	60,462	(31,275)	29,187
Pre-Refunded Municipal Index ETF	31,703,667	1,169,418	—	1,169,418
Renminbi Bond ETF	5,020,788	20,648	(15,712)	4,936
Short Municipal Index ETF	150,834,560	3,628,724	(56,246)	3,572,478

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 26, 2012